FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Discovery Value Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB International Value Class A Shares (1)	LVIP American Century Ultra Standard Class II Shares (2)
AB Large Cap Growth Class A Shares (1)	MFS® Growth Initial Class (1)
AB Relative Value Class A Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - Growth-Income Class 2 Shares (1)	Pioneer High Yield VCT Class II Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

American Funds - International Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
Davis Equity (1)	TA Janus Mid-Cap Growth Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA JPMorgan Enhanced Index Initial Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA Market Participation Strategy Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Multi-Managed Balanced Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Invesco V.I. American Franchise Series I Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Value Series I Shares (1)	TA TSW International Equity Service Class (1)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Main Street Series II Shares (1)	Wanger Acorn (1)
Invesco V.I. Main Street Mid Cap Series I Shares (1)	Wanger International (1)
Janus Henderson - Enterprise Service Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
AB International Value Class A Shares (1)	Janus Henderson - Enterprise Service Shares (1)
AB Large Cap Growth Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB Relative Value Class A Shares (1)	MFS® Growth Initial Class (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
American Century VP Ultra® Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - Growth-Income Class 2 Shares (1)	Pioneer High Yield VCT Class II Shares (1)
American Funds - International Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

BlackRock Global Allocation V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Market Participation Strategy Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
Davis Value (1)	TA Multi-Managed Balanced Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA PIMCO Tactical - Balanced Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. American Value Series I Shares (1)	TA WMC US Growth Initial Class (2)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	Wanger Acorn (1)
Invesco V.I. EQV International Equity Series I Shares (1)	Wanger International (1)
Invesco V.I. Main Street Series II Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	126,319.053	$2,183,009	$2,314,165	$(12)	$2,314,153	56,596	$38.802493	$43.092196
AB International Value Class A Shares	68,264.441	948,411	1,032,158	4	1,032,162	132,575	7.477143	8.204728
AB Large Cap Growth Class A Shares	1,170,457.623	74,418,132	104,533,570	(58)	104,533,512	1,070,622	37.706809	107.266407
AB Relative Value Class A Shares	206,115.604	5,825,379	6,529,742	4	6,529,746	157,198	40.957718	42.403325
AB Sustainable Global Thematic Growth Class A Shares	141,619.044	5,083,181	4,975,077	6	4,975,083	254,700	19.533088	19.533088
American Funds - Asset Allocation Class 2 Shares	426,689.061	9,966,383	10,944,574	30	10,944,604	322,119	31.942969	35.474047
American Funds - Growth Class 2 Shares	282,067.466	26,419,106	35,481,267	(53)	35,481,214	454,559	73.967711	82.142876
American Funds - Growth-Income Class 2 Shares	232,028.276	11,883,451	15,866,094	18	15,866,112	324,823	46.024500	51.112165
American Funds - International Class 2 Shares	2,442,301.789	45,444,734	43,350,857	56	43,350,913	1,963,739	20.956078	23.273138
American Funds - The Bond Fund of America Class 2 Shares	675,824.802	7,151,408	6,163,522	18	6,163,540	505,650	11.481221	12.750519
BlackRock Advantage Large Cap Core V.I. Class I Shares	6,284,972.588	141,378,920	144,680,069	6	144,680,075	1,116,032	50.586875	140.775367
BlackRock Advantage Large Cap Value V.I. Class I Shares	5,817,635.143	56,794,310	57,071,001	7	57,071,008	1,268,460	35.429209	46.070449
BlackRock Advantage SMID Cap V.I. Class I Shares	4,252,094.074	96,551,009	100,179,336	(24)	100,179,312	799,711	37.987234	133.311498
BlackRock Basic Value V.I. Class I Shares	11,153,714.983	147,502,179	144,440,609	(36)	144,440,573	1,815,639	32.532582	108.225558
BlackRock Equity Dividend V.I. Class I Shares	690,069.015	7,729,212	7,287,129	2	7,287,131	77,020	94.613539	94.613539
BlackRock Global Allocation V.I. Class I Shares	14,822,749.831	249,194,116	244,278,917	(101)	244,278,816	5,019,442	26.626247	59.000535
BlackRock Government Money Market V.I. Class I Shares	90,494,744.074	90,494,743	90,494,744	(558)	90,494,186	6,929,332	9.492191	14.068584
BlackRock High Yield V.I. Class I Shares	7,011,333.401	49,863,582	48,448,314	276,730	48,725,044	1,215,054	23.282399	52.515561
BlackRock International V.I. Class I Shares	4,547,108.026	48,911,450	45,789,378	(12)	45,789,366	1,833,441	18.457627	25.688152
BlackRock Large Cap Focus Growth V.I. Class I Shares	3,819,812.384	68,739,902	88,657,845	(17)	88,657,828	1,457,841	60.345676	73.032170
BlackRock Managed Volatility V.I. Class I Shares	337,068.712	4,518,210	4,988,617	(15)	4,988,602	157,476	31.678494	31.678494
BlackRock S&P 500 Index V.I. Class I Shares	4,662,896.911	120,462,233	163,481,166	(73)	163,481,093	2,151,876	39.151725	84.888653
BlackRock Total Return V.I. Class I Shares	7,044,736.762	81,304,059	69,883,789	261,714	70,145,503	3,971,918	12.364601	25.862382
Davis Equity	9,601,990.549	63,944,732	55,787,565	32	55,787,597	1,479,644	33.595354	42.615795
Eaton Vance VT Floating-Rate Income	300,661.477	2,662,984	2,588,695	(388)	2,588,307	158,262	15.540064	17.258811
Federated Hermes Kaufmann II Primary Shares	964,327.698	18,426,310	18,939,396	(13)	18,939,383	424,575	42.170333	46.834124
Federated Hermes Managed Volatility II Primary Shares	123,446.713	1,202,096	1,257,922	1	1,257,923	95,739	12.811164	13.276465
Franklin Templeton Foreign Class 2 Shares	80,762.275	1,094,396	1,111,289	-	1,111,289	65,144	16.204743	17.997485
Franklin Templeton Growth Class 2 Shares	98,928.409	1,046,020	1,234,627	2	1,234,629	63,316	18.688644	20.755388
Invesco V.I. American Franchise Series I Shares	273,170.335	16,269,696	21,725,237	19	21,725,256	500,022	26.779506	55.209786
Invesco V.I. American Value Series I Shares	23,911.746	388,820	422,281	-	422,281	28,767	14.538905	14.864802
Invesco V.I. Comstock Series I Shares	2,961,069.536	51,844,963	61,353,361	(61)	61,353,300	1,480,905	37.642240	42.431436
Invesco V.I. EQV International Equity Series I Shares	154,394.490	5,362,951	5,175,303	40	5,175,343	295,901	16.639111	29.996574
Invesco V.I. Main Street Series II Shares	28,315.792	546,530	560,936	(4)	560,932	12,385	42.595754	47.305320
Invesco V.I. Main Street Mid Cap Series I Shares	179,467.684	1,753,675	2,002,859	(12)	2,002,847	60,072	31.639266	35.137758
Janus Henderson - Enterprise Service Shares	2,522.629	173,294	188,491	(41)	188,450	3,779	47.537856	52.162782
Janus Henderson - Forty Service Shares	116,457.877	4,909,872	5,946,339	(1)	5,946,338	96,317	59.593428	65.390589
LVIP American Century Ultra Standard Class II Shares	349,094.864	9,003,296	10,595,378	(4)	10,595,374	880,263	11.992982	12.046506
MFS® Growth Initial Class	1,215,446.082	74,761,658	89,104,352	28	89,104,380	1,003,909	34.364576	102.590354
PIMCO CommodityRealReturn® Strategy Administrative Class	1,013,940.706	6,382,742	5,525,977	4	5,525,981	684,993	7.671867	8.520582
PIMCO Low Duration Administrative Class	3,222,406.276	32,238,541	31,063,997	(415)	31,063,582	2,631,176	11.282197	12.379568
PIMCO Real Return Administrative Class	1,632,518.223	20,698,504	18,790,285	(374)	18,789,911	1,306,910	13.677537	15.190138
PIMCO Total Return Administrative Class	11,530,393.002	120,828,896	104,234,753	(300)	104,234,453	6,273,290	14.328546	19.277139

See accompanying notes.	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Pioneer High Yield VCT Class II Shares	159,928.977	$1,389,672	$1,343,403	$(124)	$1,343,279	66,740	$19.065377	$21.173477
TA Aegon Sustainable Equity Income Service Class	1,544,670.085	26,151,184	32,391,732	(15)	32,391,717	1,926,483	16.369145	17.352026
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	400,641.356	3,925,567	3,737,984	(2)	3,737,982	287,467	13.003155	13.003155
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	284,112.145	3,105,346	2,994,542	-	2,994,542	217,462	13.770442	13.770442
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	98,866.226	1,033,961	1,127,075	-	1,127,075	78,627	14.334534	14.334534
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	79,425.953	875,870	891,159	-	891,159	64,830	13.746120	13.746120
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	21,366.849	267,968	275,846	-	275,846	17,373	15.878097	15.878097
TA BlackRock iShares Edge 40 Service Class	12,313.321	111,782	107,988	(2)	107,986	8,309	12.412898	13.552179
TA BlackRock iShares Tactical - Balanced Service Class	109,825.777	1,224,311	1,100,454	-	1,100,454	75,321	14.610215	14.610215
TA BlackRock iShares Tactical - Conservative Service Class	80,425.054	743,585	782,536	(3)	782,533	57,539	13.600000	13.600000
TA BlackRock iShares Tactical - Growth Service Class	43,870.357	487,915	453,619	1	453,620	26,799	16.926604	16.926604
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	409,793.781	5,020,296	4,917,525	(3)	4,917,522	315,311	15.595772	15.595772
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	327,229.871	3,914,488	3,684,608	7	3,684,615	269,977	13.647873	13.647873
TA Goldman Sachs Managed Risk - Growth ETF Service Class	308,850.698	3,204,592	3,514,721	3	3,514,724	181,512	19.363587	19.363587
TA International Focus Initial Class	1,862,544.703	15,658,992	15,123,863	(16)	15,123,847	1,254,810	12.052696	12.052696
TA Janus Balanced Service Class	156,907.368	2,525,225	2,753,724	(2)	2,753,722	156,547	17.223089	17.973462
TA Janus Mid-Cap Growth Service Class	481,663.113	15,268,860	14,300,578	(25)	14,300,553	469,901	29.457153	31.554831
TA JPMorgan Enhanced Index Initial Class	5,489,694.845	143,261,926	156,840,582	17	156,840,599	6,353,718	23.972191	24.967290
TA Market Participation Strategy Service Class	108,730.808	1,303,950	1,230,833	(66)	1,230,767	61,451	20.028577	20.028577
TA Morgan Stanley Global Allocation Service Class	13,919.207	199,869	180,671	-	180,671	13,434	13.449016	13.490779
TA Multi-Managed Balanced Service Class	53,823.448	806,332	864,405	-	864,405	49,721	17.061180	17.804513
TA Small/Mid Cap Value Service Class	1,215,970.274	20,199,200	23,018,317	10	23,018,327	729,193	30.267324	33.045672
TA T. Rowe Price Small Cap Initial Class	724,966.634	9,092,604	8,989,586	(7)	8,989,579	501,927	17.709367	18.444675
TA TSW International Equity Service Class	152,664.817	2,022,760	2,193,793	3	2,193,796	183,713	11.709296	12.195566
TA WMC US Growth Initial Class	25,004.084	772,316	1,051,672	(1)	1,051,671	21,941	45.507466	49.683951
TA WMC US Growth Service Class	767,150.272	25,639,860	30,363,808	(9)	30,363,799	642,117	45.325364	49.485132
Wanger Acorn	545,373.167	7,502,484	8,300,580	11	8,300,591	208,042	37.991760	42.193817
Wanger International	947,160.467	19,005,103	17,465,639	14	17,465,653	1,200,028	13.907651	15.260809

See accompanying notes.	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Discovery Value Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,351,549	$1,128,128	$80,885,354	$6,747,082

Investment Income:
Reinvested Dividends	25,641	8,840	-	95,260
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,672	18,728	1,193,353	100,700

Net Investment Income (Loss)	(13,031)	(9,888)	(1,193,353)	(5,440)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	201,940	-	5,833,794	500,948
Realized Gain (Loss) on Investments	(39,323)	1,214	5,624,044	(152,110)

Net Realized Capital Gains (Losses) on Investments	162,617	1,214	11,457,838	348,838
Net Change in Unrealized Appreciation (Depreciation)	197,615	147,590	14,889,862	265,790

Net Gain (Loss) on Investment	360,232	148,804	26,347,700	614,628

Net Increase (Decrease) in Net Assets Resulting from Operations	347,201	138,916	25,154,347	609,188

Increase (Decrease) in Net Assets from Contract Transactions	(190,554)	(155,402)	(11,868,064)	(1,004,774)

Total Increase (Decrease) in Net Assets	156,647	(16,486)	13,286,283	(395,586)

Net Assets as of December 31, 2023:	$2,508,196	$1,111,642	$94,171,637	$6,351,496

Investment Income:
Reinvested Dividends	20,744	29,040	55,769	95,465
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,818	18,453	1,399,298	106,461

Net Investment Income (Loss)	(19,074)	10,587	(1,343,529)	(10,996)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,112	-	4,132,644	226,782
Realized Gain (Loss) on Investments	29,965	31,875	5,927,713	45,885

Net Realized Capital Gains (Losses) on Investments	148,077	31,875	10,060,357	272,667
Net Change in Unrealized Appreciation (Depreciation)	64,526	(2,914)	12,469,480	444,580

Net Gain (Loss) on Investment	212,603	28,961	22,529,837	717,247

Net Increase (Decrease) in Net Assets Resulting from Operations	193,529	39,548	21,186,308	706,251

Increase (Decrease) in Net Assets from Contract Transactions	(387,572)	(119,028)	(10,824,433)	(528,001)

Total Increase (Decrease) in Net Assets	(194,043)	(79,480)	10,361,875	178,250

Net Assets as of December 31, 2024:	$2,314,153	$1,032,162	$104,533,512	$6,529,746

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Sustainable Global Thematic Growth Class A Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$5,978,240	$11,171,321	$27,801,046	$15,062,572

Investment Income:
Reinvested Dividends	16,271	247,669	109,312	213,607
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,904	193,562	542,455	276,164

Net Investment Income (Loss)	(62,633)	54,107	(433,143)	(62,557)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	336,628	435,789	1,746,271	837,043
Realized Gain (Loss) on Investments	138,659	42,170	945,982	348,138

Net Realized Capital Gains (Losses) on Investments	475,287	477,959	2,692,253	1,185,181
Net Change in Unrealized Appreciation (Depreciation)	382,441	778,488	7,181,726	2,279,105

Net Gain (Loss) on Investment	857,728	1,256,447	9,873,979	3,464,286

Net Increase (Decrease) in Net Assets Resulting from Operations	795,095	1,310,554	9,440,836	3,401,729

Increase (Decrease) in Net Assets from Contract Transactions	(880,536)	(783,669)	(4,206,775)	(1,643,398)

Total Increase (Decrease) in Net Assets	(85,441)	526,885	5,234,061	1,758,331

Net Assets as of December 31, 2023:	$5,892,799	$11,698,206	$33,035,107	$16,820,903

Investment Income:
Reinvested Dividends	-	233,379	113,565	171,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,536	197,910	618,482	289,898

Net Investment Income (Loss)	(75,536)	35,469	(504,917)	(118,435)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,840	482,269	798,289	734,705
Realized Gain (Loss) on Investments	185,718	395,120	2,582,840	1,277,736

Net Realized Capital Gains (Losses) on Investments	200,558	877,389	3,381,129	2,012,441
Net Change in Unrealized Appreciation (Depreciation)	155,816	622,175	6,026,335	1,408,944

Net Gain (Loss) on Investment	356,374	1,499,564	9,407,464	3,421,385

Net Increase (Decrease) in Net Assets Resulting from Operations	280,838	1,535,033	8,902,547	3,302,950

Increase (Decrease) in Net Assets from Contract Transactions	(1,198,554)	(2,288,635)	(6,456,440)	(4,257,741)

Total Increase (Decrease) in Net Assets	(917,716)	(753,602)	2,446,107	(954,791)

Net Assets as of December 31, 2024:	$4,975,083	$10,944,604	$35,481,214	$15,866,112

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - International Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$45,489,770	$6,032,550	$123,592,493	$56,198,269

Investment Income:
Reinvested Dividends	589,957	211,188	1,060,545	841,068
Investment Expense:
Mortality and Expense Risk and Administrative Charges	818,038	107,512	1,723,404	750,389

Net Investment Income (Loss)	(228,081)	103,676	(662,859)	90,679

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,084,608
Realized Gain (Loss) on Investments	(34,586)	(168,935)	(12,089,508)	(1,930,365)

Net Realized Capital Gains (Losses) on Investments	(34,586)	(168,935)	(12,089,508)	154,243
Net Change in Unrealized Appreciation (Depreciation)	6,329,524	250,721	39,603,344	5,996,862

Net Gain (Loss) on Investment	6,294,938	81,786	27,513,836	6,151,105

Net Increase (Decrease) in Net Assets Resulting from Operations	6,066,857	185,462	26,850,977	6,241,784

Increase (Decrease) in Net Assets from Contract Transactions	(4,845,530)	(6,263)	(18,519,526)	(6,520,821)

Total Increase (Decrease) in Net Assets	1,221,327	179,199	8,331,451	(279,037)

Net Assets as of December 31, 2023:	$46,711,097	$6,211,749	$131,923,944	$55,919,232

Investment Income:
Reinvested Dividends	524,017	256,057	1,023,403	892,573
Investment Expense:
Mortality and Expense Risk and Administrative Charges	822,244	107,077	1,940,862	808,120

Net Investment Income (Loss)	(298,227)	148,980	(917,459)	84,453

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	14,556,166	7,959,652
Realized Gain (Loss) on Investments	(269,026)	(119,235)	(1,417,362)	222,542

Net Realized Capital Gains (Losses) on Investments	(269,026)	(119,235)	13,138,804	8,182,194
Net Change in Unrealized Appreciation (Depreciation)	1,381,623	(70,672)	17,527,015	(317,000)

Net Gain (Loss) on Investment	1,112,597	(189,907)	30,665,819	7,865,194

Net Increase (Decrease) in Net Assets Resulting from Operations	814,370	(40,927)	29,748,360	7,949,647

Increase (Decrease) in Net Assets from Contract Transactions	(4,174,554)	(7,282)	(16,992,229)	(6,797,871)

Total Increase (Decrease) in Net Assets	(3,360,184)	(48,209)	12,756,131	1,151,776

Net Assets as of December 31, 2024:	$43,350,913	$6,163,540	$144,680,075	$57,071,008

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Equity Dividend V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$96,062,599	$151,076,769	$8,072,962	$258,280,116

Investment Income:
Reinvested Dividends	899,270	2,562,230	156,084	5,442,671
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,289,016	2,083,256	104,059	3,558,635

Net Investment Income (Loss)	(389,746)	478,974	52,025	1,884,036

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,762,372	377,090	-
Realized Gain (Loss) on Investments	(4,608,136)	(5,177,769)	(28,980)	2,294,003

Net Realized Capital Gains (Losses) on Investments	(4,608,136)	584,603	348,110	2,294,003
Net Change in Unrealized Appreciation (Depreciation)	20,285,942	19,783,130	406,059	22,817,576

Net Gain (Loss) on Investment	15,677,806	20,367,733	754,169	25,111,579

Net Increase (Decrease) in Net Assets Resulting from Operations	15,288,060	20,846,707	806,194	26,995,615

Increase (Decrease) in Net Assets from Contract Transactions	(11,077,673)	(21,266,157)	(877,457)	(30,591,305)

Total Increase (Decrease) in Net Assets	4,210,387	(419,450)	(71,263)	(3,595,690)

Net Assets as of December 31, 2023:	$100,272,986	$150,657,319	$8,001,699	$254,684,426

Investment Income:
Reinvested Dividends	768,711	2,996,577	194,743	3,284,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,363,096	2,124,747	105,892	3,565,334

Net Investment Income (Loss)	(594,385)	871,830	88,851	(281,219)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,770,646	554,782	15,387,328
Realized Gain (Loss) on Investments	(2,752,792)	466,546	87,122	(286,306)

Net Realized Capital Gains (Losses) on Investments	(2,752,792)	11,237,192	641,904	15,101,022
Net Change in Unrealized Appreciation (Depreciation)	13,275,614	875,020	(73,592)	4,091,016

Net Gain (Loss) on Investment	10,522,822	12,112,212	568,312	19,192,038

Net Increase (Decrease) in Net Assets Resulting from Operations	9,928,437	12,984,042	657,163	18,910,819

Increase (Decrease) in Net Assets from Contract Transactions	(10,022,111)	(19,200,788)	(1,371,731)	(29,316,429)

Total Increase (Decrease) in Net Assets	(93,674)	(6,216,746)	(714,568)	(10,405,610)

Net Assets as of December 31, 2024:	$100,179,312	$144,440,573	$7,287,131	$244,278,816

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	BlackRock International V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$77,499,210	$53,457,125	$48,286,775	$56,899,032

Investment Income:
Reinvested Dividends	4,796,725	3,409,799	416,559	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,387,498	742,621	685,075	924,878

Net Investment Income (Loss)	3,409,227	2,667,178	(268,516)	(924,878)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,293,147
Realized Gain (Loss) on Investments	-	(1,004,503)	(171,934)	1,574,221

Net Realized Capital Gains (Losses) on Investments	-	(1,004,503)	(171,934)	2,867,368
Net Change in Unrealized Appreciation (Depreciation)	-	4,018,619	8,415,437	25,260,094

Net Gain (Loss) on Investment	-	3,014,116	8,243,503	28,127,462

Net Increase (Decrease) in Net Assets Resulting from Operations	3,409,227	5,681,294	7,974,987	27,202,584

Increase (Decrease) in Net Assets from Contract Transactions	22,957,719	(7,713,243)	(5,811,587)	(9,036,579)

Total Increase (Decrease) in Net Assets	26,366,946	(2,031,949)	2,163,400	18,166,005

Net Assets as of December 31, 2023:	$103,866,156	$51,425,176	$50,450,175	$75,065,037

Investment Income:
Reinvested Dividends	4,796,923	3,483,864	271,943	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,376,831	722,024	676,659	1,138,370

Net Investment Income (Loss)	3,420,092	2,761,840	(404,716)	(1,138,370)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	6,786,241
Realized Gain (Loss) on Investments	-	(694,201)	426,869	4,135,116

Net Realized Capital Gains (Losses) on Investments	-	(694,201)	426,869	10,921,357
Net Change in Unrealized Appreciation (Depreciation)	-	1,203,669	(450,769)	11,401,056

Net Gain (Loss) on Investment	-	509,468	(23,900)	22,322,413

Net Increase (Decrease) in Net Assets Resulting from Operations	3,420,092	3,271,308	(428,616)	21,184,043

Increase (Decrease) in Net Assets from Contract Transactions	(16,792,062)	(5,971,440)	(4,232,193)	(7,591,252)

Total Increase (Decrease) in Net Assets	(13,371,970)	(2,700,132)	(4,660,809)	13,592,791

Net Assets as of December 31, 2024:	$90,494,186	$48,725,044	$45,789,366	$88,657,828

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares	Davis Equity
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$6,157,835	$129,608,243	$78,042,869	$48,344,790

Investment Income:
Reinvested Dividends	463,732	1,865,688	2,972,495	666,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,408	1,903,010	1,130,890	731,384

Net Investment Income (Loss)	387,324	(37,322)	1,841,605	(64,955)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,469,082	-	5,323,589
Realized Gain (Loss) on Investments	(29,957)	4,659,691	(1,763,299)	(4,357,081)

Net Realized Capital Gains (Losses) on Investments	(29,957)	10,128,773	(1,763,299)	966,508
Net Change in Unrealized Appreciation (Depreciation)	(258,808)	20,042,991	3,060,717	12,987,589

Net Gain (Loss) on Investment	(288,765)	30,171,764	1,297,418	13,954,097

Net Increase (Decrease) in Net Assets Resulting from Operations	98,559	30,134,442	3,139,023	13,889,142

Increase (Decrease) in Net Assets from Contract Transactions	(878,369)	(11,265,377)	(5,506,459)	(7,349,961)

Total Increase (Decrease) in Net Assets	(779,810)	18,869,065	(2,367,436)	6,539,181

Net Assets as of December 31, 2023:	$5,378,025	$148,477,308	$75,675,433	$54,883,971

Investment Income:
Reinvested Dividends	13,209	2,005,103	3,257,247	604,939
Investment Expense:
Mortality and Expense Risk and Administrative Charges	70,721	2,223,164	1,092,936	818,332

Net Investment Income (Loss)	(57,512)	(218,061)	2,164,311	(213,393)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,693,444	-	11,266,995
Realized Gain (Loss) on Investments	28,029	9,013,783	(1,954,331)	(3,157,584)

Net Realized Capital Gains (Losses) on Investments	28,029	15,707,227	(1,954,331)	8,109,411
Net Change in Unrealized Appreciation (Depreciation)	554,303	17,265,682	(279,620)	743,800

Net Gain (Loss) on Investment	582,332	32,972,909	(2,233,951)	8,853,211

Net Increase (Decrease) in Net Assets Resulting from Operations	524,820	32,754,848	(69,640)	8,639,818

Increase (Decrease) in Net Assets from Contract Transactions	(914,243)	(17,751,063)	(5,460,290)	(7,736,192)

Total Increase (Decrease) in Net Assets	(389,423)	15,003,785	(5,529,930)	903,626

Net Assets as of December 31, 2024:	$4,988,602	$163,481,093	$70,145,503	$55,787,597

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Eaton Vance VT Floating-Rate Income	Federated Hermes Kaufmann II Primary Shares	Federated Hermes Managed Volatility II Primary Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,604,405	$20,547,292	$1,440,632	$1,161,191

Investment Income:
Reinvested Dividends	215,667	-	26,892	39,786
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,666	272,085	19,026	19,193

Net Investment Income (Loss)	175,001	(272,085)	7,866	20,593

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(32,706)	(732,342)	(87,200)	1,311

Net Realized Capital Gains (Losses) on Investments	(32,706)	(732,342)	(87,200)	1,311
Net Change in Unrealized Appreciation (Depreciation)	96,876	3,469,518	163,943	192,888

Net Gain (Loss) on Investment	64,170	2,737,176	76,743	194,199

Net Increase (Decrease) in Net Assets Resulting from Operations	239,171	2,465,091	84,609	214,792

Increase (Decrease) in Net Assets from Contract Transactions	(276,435)	(3,940,623)	(302,713)	(77,699)

Total Increase (Decrease) in Net Assets	(37,264)	(1,475,532)	(218,104)	137,093

Net Assets as of December 31, 2023:	$2,567,141	$19,071,760	$1,222,528	$1,298,284

Investment Income:
Reinvested Dividends	207,532	162,714	27,225	29,465
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,996	272,639	17,823	18,979

Net Investment Income (Loss)	166,536	(109,925)	9,402	10,486

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	536,939	-	-
Realized Gain (Loss) on Investments	(26,440)	(326,099)	(20,762)	17,487

Net Realized Capital Gains (Losses) on Investments	(26,440)	210,840	(20,762)	17,487
Net Change in Unrealized Appreciation (Depreciation)	14,124	2,650,573	172,271	(52,837)

Net Gain (Loss) on Investment	(12,316)	2,861,413	151,509	(35,350)

Net Increase (Decrease) in Net Assets Resulting from Operations	154,220	2,751,488	160,911	(24,864)

Increase (Decrease) in Net Assets from Contract Transactions	(133,054)	(2,883,865)	(125,516)	(162,131)

Total Increase (Decrease) in Net Assets	21,166	(132,377)	35,395	(186,995)

Net Assets as of December 31, 2024:	$2,588,307	$18,939,383	$1,257,923	$1,111,289

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Franklin Templeton Growth Class 2 Shares	Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Value Series I Shares	Invesco V.I. Comstock Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,209,755	$14,724,138	$208,139	$62,029,656

Investment Income:
Reinvested Dividends	40,893	-	1,359	1,088,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,441	225,269	3,440	881,375

Net Investment Income (Loss)	21,452	(225,269)	(2,081)	207,012

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	357,510	44,609	6,699,745
Realized Gain (Loss) on Investments	(60,710)	500,502	(7,015)	1,630,751

Net Realized Capital Gains (Losses) on Investments	(60,710)	858,012	37,594	8,330,496
Net Change in Unrealized Appreciation (Depreciation)	255,241	4,741,765	(6,503)	(2,382,206)

Net Gain (Loss) on Investment	194,531	5,599,777	31,091	5,948,290

Net Increase (Decrease) in Net Assets Resulting from Operations	215,983	5,374,508	29,010	6,155,302

Increase (Decrease) in Net Assets from Contract Transactions	(169,847)	(2,102,836)	(5,738)	(6,131,490)

Total Increase (Decrease) in Net Assets	46,136	3,271,672	23,272	23,812

Net Assets as of December 31, 2023:	$1,255,891	$17,995,810	$231,411	$62,053,468

Investment Income:
Reinvested Dividends	12,003	-	3,666	1,080,510
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,354	282,063	4,945	920,401

Net Investment Income (Loss)	(8,351)	(282,063)	(1,279)	160,109

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,108	-	8,499	4,368,422
Realized Gain (Loss) on Investments	746	480,533	(3,791)	2,080,383

Net Realized Capital Gains (Losses) on Investments	4,854	480,533	4,708	6,448,805
Net Change in Unrealized Appreciation (Depreciation)	50,663	5,505,302	72,809	1,370,429

Net Gain (Loss) on Investment	55,517	5,985,835	77,517	7,819,234

Net Increase (Decrease) in Net Assets Resulting from Operations	47,166	5,703,772	76,238	7,979,343

Increase (Decrease) in Net Assets from Contract Transactions	(68,428)	(1,974,326)	114,632	(8,679,511)

Total Increase (Decrease) in Net Assets	(21,262)	3,729,446	190,870	(700,168)

Net Assets as of December 31, 2024:	$1,234,629	$21,725,256	$422,281	$61,353,300

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Mid Cap Series I Shares	Janus Henderson - Enterprise Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$5,231,382	$479,888	$1,758,171	$223,282

Investment Income:
Reinvested Dividends	10,512	2,545	5,007	161
Investment Expense:
Mortality and Expense Risk and Administrative Charges	84,872	7,927	28,540	3,291

Net Investment Income (Loss)	(74,360)	(5,382)	(23,533)	(3,130)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,936	36,342	-	18,027
Realized Gain (Loss) on Investments	(45,495)	(66,474)	(120,282)	(12,390)

Net Realized Capital Gains (Losses) on Investments	(41,559)	(30,132)	(120,282)	5,637
Net Change in Unrealized Appreciation (Depreciation)	938,702	134,395	354,011	26,599

Net Gain (Loss) on Investment	897,143	104,263	233,729	32,236

Net Increase (Decrease) in Net Assets Resulting from Operations	822,783	98,881	210,196	29,106

Increase (Decrease) in Net Assets from Contract Transactions	(620,555)	(32,820)	(163,868)	(67,705)

Total Increase (Decrease) in Net Assets	202,228	66,061	46,328	(38,599)

Net Assets as of December 31, 2023:	$5,433,610	$545,949	$1,804,499	$184,683

Investment Income:
Reinvested Dividends	94,829	-	6,131	1,190
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,876	8,457	30,949	2,921

Net Investment Income (Loss)	7,953	(8,457)	(24,818)	(1,731)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,191	55,812	44,177	8,344
Realized Gain (Loss) on Investments	(4,094)	(15,309)	(15,108)	4,865

Net Realized Capital Gains (Losses) on Investments	24,097	40,503	29,069	13,209
Net Change in Unrealized Appreciation (Depreciation)	(68,189)	77,396	251,341	14,050

Net Gain (Loss) on Investment	(44,092)	117,899	280,410	27,259

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,139)	109,442	255,592	25,528

Increase (Decrease) in Net Assets from Contract Transactions	(222,128)	(94,459)	(57,244)	(21,761)

Total Increase (Decrease) in Net Assets	(258,267)	14,983	198,348	3,767

Net Assets as of December 31, 2024:	$5,175,343	$560,932	$2,002,847	$188,450

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Janus Henderson - Forty Service Shares	LVIP American Century Ultra Standard Class II Shares	MFS® Growth Initial Class	PIMCO CommodityRealReturn® Strategy Administrative Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$4,614,986	$-	$64,546,998	$5,855,753

Investment Income:
Reinvested Dividends	6,198	-	-	900,290
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,005	-	977,875	93,600

Net Investment Income (Loss)	(76,807)	-	(977,875)	806,690

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,566,568	-
Realized Gain (Loss) on Investments	(43,623)	-	3,238,976	(95,934)

Net Realized Capital Gains (Losses) on Investments	(43,623)	-	8,805,544	(95,934)
Net Change in Unrealized Appreciation (Depreciation)	1,770,235	-	12,959,706	(1,253,528)

Net Gain (Loss) on Investment	1,726,612	-	21,765,250	(1,349,462)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,649,805	-	20,787,375	(542,772)

Increase (Decrease) in Net Assets from Contract Transactions	(703,194)	-	(7,655,923)	(49,442)

Total Increase (Decrease) in Net Assets	946,611	-	13,131,452	(592,214)

Net Assets as of December 31, 2023:	$5,561,597	$-	$77,678,450	$5,263,539

Investment Income:
Reinvested Dividends	617	-	-	123,548
Investment Expense:
Mortality and Expense Risk and Administrative Charges	94,701	96,824	1,185,876	93,334

Net Investment Income (Loss)	(94,084)	(96,824)	(1,185,876)	30,214

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	374,976	117,088	6,557,136	-
Realized Gain (Loss) on Investments	105,402	146,623	6,244,370	24,975

Net Realized Capital Gains (Losses) on Investments	480,378	263,711	12,801,506	24,975
Net Change in Unrealized Appreciation (Depreciation)	974,388	1,592,083	10,165,193	86,767

Net Gain (Loss) on Investment	1,454,766	1,855,794	22,966,699	111,742

Net Increase (Decrease) in Net Assets Resulting from Operations	1,360,682	1,758,970	21,780,823	141,956

Increase (Decrease) in Net Assets from Contract Transactions	(975,941)	8,836,404	(10,354,893)	120,486

Total Increase (Decrease) in Net Assets	384,741	10,595,374	11,425,930	262,442

Net Assets as of December 31, 2024:	$5,946,338	$10,595,374	$89,104,380	$5,525,981

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	PIMCO Low Duration Administrative Class	PIMCO Real Return Administrative Class	PIMCO Total Return Administrative Class	Pioneer High Yield VCT Class II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$34,040,544	$20,712,467	$115,795,058	$1,761,068

Investment Income:
Reinvested Dividends	1,210,768	603,785	3,997,249	91,785
Investment Expense:
Mortality and Expense Risk and Administrative Charges	554,417	332,593	1,656,564	27,616

Net Investment Income (Loss)	656,351	271,192	2,340,685	64,169

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(432,282)	(244,862)	(3,503,519)	(61,320)

Net Realized Capital Gains (Losses) on Investments	(432,282)	(244,862)	(3,503,519)	(61,320)
Net Change in Unrealized Appreciation (Depreciation)	830,243	340,157	5,862,280	147,480

Net Gain (Loss) on Investment	397,961	95,295	2,358,761	86,160

Net Increase (Decrease) in Net Assets Resulting from Operations	1,054,312	366,487	4,699,446	150,329

Increase (Decrease) in Net Assets from Contract Transactions	(2,598,082)	(1,526,181)	(9,243,952)	(190,103)

Total Increase (Decrease) in Net Assets	(1,543,770)	(1,159,694)	(4,544,506)	(39,774)

Net Assets as of December 31, 2023:	$32,496,774	$19,552,773	$111,250,552	$1,721,294

Investment Income:
Reinvested Dividends	1,298,043	518,718	4,392,710	82,498
Investment Expense:
Mortality and Expense Risk and Administrative Charges	538,637	325,460	1,619,033	23,899

Net Investment Income (Loss)	759,406	193,258	2,773,677	58,599

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(412,625)	(233,567)	(3,234,807)	(64,366)

Net Realized Capital Gains (Losses) on Investments	(412,625)	(233,567)	(3,234,807)	(64,366)
Net Change in Unrealized Appreciation (Depreciation)	534,370	143,855	1,625,923	102,607

Net Gain (Loss) on Investment	121,745	(89,712)	(1,608,884)	38,241

Net Increase (Decrease) in Net Assets Resulting from Operations	881,151	103,546	1,164,793	96,840

Increase (Decrease) in Net Assets from Contract Transactions	(2,314,343)	(866,408)	(8,180,892)	(474,855)

Total Increase (Decrease) in Net Assets	(1,433,192)	(762,862)	(7,016,099)	(378,015)

Net Assets as of December 31, 2024:	$31,063,582	$18,789,911	$104,234,453	$1,343,279

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Sustainable Equity Income Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$33,892,394	$3,060,657	$2,726,120	$1,105,936

Investment Income:
Reinvested Dividends	639,926	53,130	42,862	19,209
Investment Expense:
Mortality and Expense Risk and Administrative Charges	546,917	46,893	38,470	17,707

Net Investment Income (Loss)	93,009	6,237	4,392	1,502

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(1,582,428)	(86,656)	(57,813)	(9,742)

Net Realized Capital Gains (Losses) on Investments	(1,582,428)	(86,656)	(57,813)	(9,742)
Net Change in Unrealized Appreciation (Depreciation)	2,918,844	365,099	377,062	202,886

Net Gain (Loss) on Investment	1,336,416	278,443	319,249	193,144

Net Increase (Decrease) in Net Assets Resulting from Operations	1,429,425	284,680	323,641	194,646

Increase (Decrease) in Net Assets from Contract Transactions	(807,805)	432,648	(20,793)	91,908

Total Increase (Decrease) in Net Assets	621,620	717,328	302,848	286,554

Net Assets as of December 31, 2023:	$34,514,014	$3,777,985	$3,028,968	$1,392,490

Investment Income:
Reinvested Dividends	619,261	86,431	57,105	22,530
Investment Expense:
Mortality and Expense Risk and Administrative Charges	562,963	51,671	42,102	18,831

Net Investment Income (Loss)	56,298	34,760	15,003	3,699

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(22,004)	(39,167)	(51,956)	16,091

Net Realized Capital Gains (Losses) on Investments	(22,004)	(39,167)	(51,956)	16,091
Net Change in Unrealized Appreciation (Depreciation)	4,735,213	191,980	267,122	141,994

Net Gain (Loss) on Investment	4,713,209	152,813	215,166	158,085

Net Increase (Decrease) in Net Assets Resulting from Operations	4,769,507	187,573	230,169	161,784

Increase (Decrease) in Net Assets from Contract Transactions	(6,891,804)	(227,576)	(264,595)	(427,199)

Total Increase (Decrease) in Net Assets	(2,122,297)	(40,003)	(34,426)	(265,415)

Net Assets as of December 31, 2024:	$32,391,717	$3,737,982	$2,994,542	$1,127,075

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Tactical - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$654,577	$187,269	$220,094	$1,030,398

Investment Income:
Reinvested Dividends	11,959	2,614	3,804	11,902
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,893	2,684	3,171	14,806

Net Investment Income (Loss)	1,066	(70)	633	(2,904)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,969	-
Realized Gain (Loss) on Investments	(13,520)	(1,564)	(10,220)	(23,266)

Net Realized Capital Gains (Losses) on Investments	(13,520)	(1,564)	(7,251)	(23,266)
Net Change in Unrealized Appreciation (Depreciation)	98,293	30,723	20,448	123,578

Net Gain (Loss) on Investment	84,773	29,159	13,197	100,312

Net Increase (Decrease) in Net Assets Resulting from Operations	85,839	29,089	13,830	97,408

Increase (Decrease) in Net Assets from Contract Transactions	147,292	(5,294)	(47,499)	58,200

Total Increase (Decrease) in Net Assets	233,131	23,795	(33,669)	155,608

Net Assets as of December 31, 2023:	$887,708	$211,064	$186,425	$1,186,006

Investment Income:
Reinvested Dividends	17,966	5,094	4,432	43,741
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,275	3,372	2,838	16,043

Net Investment Income (Loss)	5,691	1,722	1,594	27,698

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,743	-
Realized Gain (Loss) on Investments	(8,693)	907	(5,586)	(59,458)

Net Realized Capital Gains (Losses) on Investments	(8,693)	907	(2,843)	(59,458)
Net Change in Unrealized Appreciation (Depreciation)	66,633	20,881	12,038	117,176

Net Gain (Loss) on Investment	57,940	21,788	9,195	57,718

Net Increase (Decrease) in Net Assets Resulting from Operations	63,631	23,510	10,789	85,416

Increase (Decrease) in Net Assets from Contract Transactions	(60,180)	41,272	(89,228)	(170,968)

Total Increase (Decrease) in Net Assets	3,451	64,782	(78,439)	(85,552)

Net Assets as of December 31, 2024:	$891,159	$275,846	$107,986	$1,100,454

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,092,227	$375,378	$4,266,054	$3,330,019

Investment Income:
Reinvested Dividends	12,443	3,693	63,939	63,155
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,371	5,445	58,792	46,729

Net Investment Income (Loss)	(1,928)	(1,752)	5,147	16,426

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	295,447	169,066
Realized Gain (Loss) on Investments	(169,019)	(1,402)	(30,599)	(57,872)

Net Realized Capital Gains (Losses) on Investments	(169,019)	(1,402)	264,848	111,194
Net Change in Unrealized Appreciation (Depreciation)	230,737	50,999	220,268	173,472

Net Gain (Loss) on Investment	61,718	49,597	485,116	284,666

Net Increase (Decrease) in Net Assets Resulting from Operations	59,790	47,845	490,263	301,092

Increase (Decrease) in Net Assets from Contract Transactions	(136,282)	19,640	(164,994)	32,081

Total Increase (Decrease) in Net Assets	(76,492)	67,485	325,269	333,173

Net Assets as of December 31, 2023:	$1,015,735	$442,863	$4,591,323	$3,663,192

Investment Income:
Reinvested Dividends	34,047	16,821	105,993	94,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,124	6,270	64,497	50,939

Net Investment Income (Loss)	20,923	10,551	41,496	43,793

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	56,564	149,439
Realized Gain (Loss) on Investments	(75,620)	(3,774)	(14,760)	(36,282)

Net Realized Capital Gains (Losses) on Investments	(75,620)	(3,774)	41,804	113,157
Net Change in Unrealized Appreciation (Depreciation)	105,432	37,963	259,843	43,370

Net Gain (Loss) on Investment	29,812	34,189	301,647	156,527

Net Increase (Decrease) in Net Assets Resulting from Operations	50,735	44,740	343,143	200,320

Increase (Decrease) in Net Assets from Contract Transactions	(283,937)	(33,983)	(16,944)	(178,897)

Total Increase (Decrease) in Net Assets	(233,202)	10,757	326,199	21,423

Net Assets as of December 31, 2024:	$782,533	$453,620	$4,917,522	$3,684,615

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA International Focus Initial Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,716,779	$18,634,634	$2,102,698	$15,188,952

Investment Income:
Reinvested Dividends	44,873	351,328	27,783	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,719	243,595	38,109	248,069

Net Investment Income (Loss)	4,154	107,733	(10,326)	(248,069)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	82,116	-	71,519	2,764,786
Realized Gain (Loss) on Investments	(20,659)	(438,525)	(2,534)	365,050

Net Realized Capital Gains (Losses) on Investments	61,457	(438,525)	68,985	3,129,836
Net Change in Unrealized Appreciation (Depreciation)	375,906	2,213,664	238,158	(754,544)

Net Gain (Loss) on Investment	437,363	1,775,139	307,143	2,375,292

Net Increase (Decrease) in Net Assets Resulting from Operations	441,517	1,882,872	296,817	2,127,223

Increase (Decrease) in Net Assets from Contract Transactions	(69,717)	(2,899,385)	174,373	(2,105,958)

Total Increase (Decrease) in Net Assets	371,800	(1,016,513)	471,190	21,265

Net Assets as of December 31, 2023:	$3,088,579	$17,618,121	$2,573,888	$15,210,217

Investment Income:
Reinvested Dividends	59,410	387,113	45,556	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,142	230,011	42,817	249,949

Net Investment Income (Loss)	15,268	157,102	2,739	(249,949)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,950	533,083	62,025	973,314
Realized Gain (Loss) on Investments	4,098	(122,225)	31,578	(146,910)

Net Realized Capital Gains (Losses) on Investments	44,048	410,858	93,603	826,404
Net Change in Unrealized Appreciation (Depreciation)	290,113	(868,920)	227,460	1,206,645

Net Gain (Loss) on Investment	334,161	(458,062)	321,063	2,033,049

Net Increase (Decrease) in Net Assets Resulting from Operations	349,429	(300,960)	323,802	1,783,100

Increase (Decrease) in Net Assets from Contract Transactions	76,716	(2,193,314)	(143,968)	(2,692,764)

Total Increase (Decrease) in Net Assets	426,145	(2,494,274)	179,834	(909,664)

Net Assets as of December 31, 2024:	$3,514,724	$15,123,847	$2,753,722	$14,300,553

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Enhanced Index Initial Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Global Allocation Service Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$946,648	$843,775	$164,793	$428,878

Investment Income:
Reinvested Dividends	8,425	3,718	-	8,533
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,299	12,101	2,565	8,828

Net Investment Income (Loss)	(6,874)	(8,383)	(2,565)	(295)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,469	-	5,922	21,825
Realized Gain (Loss) on Investments	2,326	(6,076)	(2,315)	(5,311)

Net Realized Capital Gains (Losses) on Investments	50,795	(6,076)	3,607	16,514
Net Change in Unrealized Appreciation (Depreciation)	192,467	101,772	17,779	71,167

Net Gain (Loss) on Investment	243,262	95,696	21,386	87,681

Net Increase (Decrease) in Net Assets Resulting from Operations	236,388	87,313	18,821	87,386

Increase (Decrease) in Net Assets from Contract Transactions	(68,143)	35,909	(11,675)	171,808

Total Increase (Decrease) in Net Assets	168,245	123,222	7,146	259,194

Net Assets as of December 31, 2023:	$1,114,893	$966,997	$171,939	$688,072

Investment Income:
Reinvested Dividends	1,013,141	18,013	8,312	12,868
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,471,054	14,774	2,853	12,095

Net Investment Income (Loss)	(457,913)	3,239	5,459	773

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,993,257	-	-	32,273
Realized Gain (Loss) on Investments	1,534,525	(4,162)	(243)	(7,598)

Net Realized Capital Gains (Losses) on Investments	6,527,782	(4,162)	(243)	24,675
Net Change in Unrealized Appreciation (Depreciation)	13,490,238	134,121	3,663	63,930

Net Gain (Loss) on Investment	20,018,020	129,959	3,420	88,605

Net Increase (Decrease) in Net Assets Resulting from Operations	19,560,107	133,198	8,879	89,378

Increase (Decrease) in Net Assets from Contract Transactions	136,165,599	130,572	(147)	86,955

Total Increase (Decrease) in Net Assets	155,725,706	263,770	8,732	176,333

Net Assets as of December 31, 2024:	$156,840,599	$1,230,767	$180,671	$864,405

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Service Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2022:	$24,438,311	$8,685,126	$2,109,491	$-

Investment Income:
Reinvested Dividends	197,338	-	16,885	349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	396,947	138,635	31,176	8,999

Net Investment Income (Loss)	(199,609)	(138,635)	(14,291)	(8,650)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,412,731	349,489	-	24,595
Realized Gain (Loss) on Investments	(258,592)	(620,511)	(5,225)	7,676

Net Realized Capital Gains (Losses) on Investments	2,154,139	(271,022)	(5,225)	32,271
Net Change in Unrealized Appreciation (Depreciation)	412,163	1,975,433	283,520	155,973

Net Gain (Loss) on Investment	2,566,302	1,704,411	278,295	188,244

Net Increase (Decrease) in Net Assets Resulting from Operations	2,366,693	1,565,776	264,004	179,594

Increase (Decrease) in Net Assets from Contract Transactions	(2,354,361)	(1,121,229)	(276,734)	783,376

Total Increase (Decrease) in Net Assets	12,332	444,547	(12,730)	962,970

Net Assets as of December 31, 2023:	$24,450,643	$9,129,673	$2,096,761	$962,970

Investment Income:
Reinvested Dividends	181,251	-	61,811	113
Investment Expense:
Mortality and Expense Risk and Administrative Charges	397,652	145,791	34,697	15,272

Net Investment Income (Loss)	(216,401)	(145,791)	27,114	(15,159)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	795,476	327,820	-	92,000
Realized Gain (Loss) on Investments	526,082	(463,811)	22,893	40,902

Net Realized Capital Gains (Losses) on Investments	1,321,558	(135,991)	22,893	132,902
Net Change in Unrealized Appreciation (Depreciation)	544,372	1,243,978	(9,118)	123,383

Net Gain (Loss) on Investment	1,865,930	1,107,987	13,775	256,285

Net Increase (Decrease) in Net Assets Resulting from Operations	1,649,529	962,196	40,889	241,126

Increase (Decrease) in Net Assets from Contract Transactions	(3,081,845)	(1,102,290)	56,146	(152,425)

Total Increase (Decrease) in Net Assets	(1,432,316)	(140,094)	97,035	88,701

Net Assets as of December 31, 2024:	$23,018,327	$8,989,579	$2,193,796	$1,051,671

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA WMC US Growth Service Class	Wanger Acorn	Wanger International
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$30,860,459	$8,357,023	$18,628,060

Investment Income:
Reinvested Dividends	-	-	60,113
Investment Expense:
Mortality and Expense Risk and Administrative Charges	493,984	139,881	306,601

Net Investment Income (Loss)	(493,984)	(139,881)	(246,488)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	898,534	-	-
Realized Gain (Loss) on Investments	544,579	(970,753)	(934,797)

Net Realized Capital Gains (Losses) on Investments	1,443,113	(970,753)	(934,797)
Net Change in Unrealized Appreciation (Depreciation)	9,907,731	2,674,278	3,959,001

Net Gain (Loss) on Investment	11,350,844	1,703,525	3,024,204

Net Increase (Decrease) in Net Assets Resulting from Operations	10,856,860	1,563,644	2,777,716

Increase (Decrease) in Net Assets from Contract Transactions	(8,687,200)	(1,153,576)	(1,532,899)

Total Increase (Decrease) in Net Assets	2,169,660	410,068	1,244,817

Net Assets as of December 31, 2023:	$33,030,119	$8,767,091	$19,872,877

Investment Income:
Reinvested Dividends	-	-	249,653
Investment Expense:
Mortality and Expense Risk and Administrative Charges	503,115	143,989	299,345

Net Investment Income (Loss)	(503,115)	(143,989)	(49,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,907,725	-	-
Realized Gain (Loss) on Investments	1,655,667	(627,911)	(189,486)

Net Realized Capital Gains (Losses) on Investments	4,563,392	(627,911)	(189,486)
Net Change in Unrealized Appreciation (Depreciation)	3,742,260	1,809,134	(1,490,712)

Net Gain (Loss) on Investment	8,305,652	1,181,223	(1,680,198)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,802,537	1,037,234	(1,729,890)

Increase (Decrease) in Net Assets from Contract Transactions	(10,468,857)	(1,503,734)	(677,334)

Total Increase (Decrease) in Net Assets	(2,666,320)	(466,500)	(2,407,224)

Net Assets as of December 31, 2024:	$30,363,799	$8,300,591	$17,465,653

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Equity	Davis Equity Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP American Century Ultra Standard Class II Shares	LVIP American Century Ultra Standard Fund Class II Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
LVIP American Century Ultra Standard Class II Shares	April 26, 2024
TA WMC US Growth Initial Class	April 28, 2023
Invesco V.I. American Value Series I Shares	April 30, 2021

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
Davis Equity	Davis Value
TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class
TA TSW International Equity Service Class	TA TS&W International Equity Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
LVIP American Century Ultra Standard Class II Shares	American Century VP Ultra® Class I Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA JPMorgan Enhanced Index Initial Class	BlackRock Capital Appreciation V.I. Class I Shares
TA JPMorgan Enhanced Index Initial Class	Invesco V.I. Core Equity Series I Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

3.  Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$291,791	$580,325

AB International Value Class A Shares	211,243	319,684

AB Large Cap Growth Class A Shares	5,343,140	13,378,454

AB Relative Value Class A Shares	552,779	864,994

AB Sustainable Global Thematic Growth Class A Shares	143,011	1,402,260

American Funds - Asset Allocation Class 2 Shares	1,301,229	3,072,132

American Funds - Growth Class 2 Shares	1,831,122	7,994,175

American Funds - Growth-Income Class 2 Shares	971,633	4,613,109

American Funds - International Class 2 Shares	3,427,708	7,900,496

American Funds - The Bond Fund of America Class 2 Shares	1,012,357	870,658

BlackRock Advantage Large Cap Core V.I. Class I Shares	17,068,289	20,421,809

BlackRock Advantage Large Cap Value V.I. Class I Shares	11,071,179	9,824,948

BlackRock Advantage SMID Cap V.I. Class I Shares	5,375,240	15,991,733

BlackRock Basic Value V.I. Class I Shares	15,910,272	23,468,575

BlackRock Equity Dividend V.I. Class I Shares	749,524	1,477,622

BlackRock Global Allocation V.I. Class I Shares	22,051,272	36,261,564

BlackRock Government Money Market V.I. Class I Shares	20,506,206	33,878,014

BlackRock High Yield V.I. Class I Shares	4,832,358	8,043,251

BlackRock International V.I. Class I Shares	1,923,042	6,559,934

BlackRock Large Cap Focus Growth V.I. Class I Shares	11,429,855	13,373,233

BlackRock Managed Volatility V.I. Class I Shares	95,894	1,067,647

BlackRock S&P 500 Index V.I. Class I Shares	11,632,795	22,908,459

BlackRock Total Return V.I. Class I Shares	8,122,393	11,432,205

Davis Equity	13,148,539	9,831,127

Eaton Vance VT Floating-Rate Income	486,632	453,109

Federated Hermes Kaufmann II Primary Shares	1,053,794	3,510,647

Federated Hermes Managed Volatility II Primary Shares	81,142	197,257

Franklin Templeton Foreign Class 2 Shares	37,133	188,779

Franklin Templeton Growth Class 2 Shares	52,665	125,337

Invesco V.I. American Franchise Series I Shares	146,050	2,402,446

Invesco V.I. American Value Series I Shares	140,617	18,765

Invesco V.I. Comstock Series I Shares	6,454,615	10,605,587

Invesco V.I. EQV International Equity Series I Shares	610,331	796,316

Invesco V.I. Main Street Series II Shares	56,577	103,680

Invesco V.I. Main Street Mid Cap Series I Shares	263,888	301,771

Janus Henderson - Enterprise Service Shares	118,036	133,178

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Janus Henderson - Forty Service Shares	$1,140,535	$1,835,582

LVIP American Century Ultra Standard Class II Shares	10,668,261	1,811,588

MFS® Growth Initial Class	10,570,538	15,554,180

PIMCO CommodityRealReturn® Strategy Administrative Class	1,047,459	896,758

PIMCO Low Duration Administrative Class	5,157,465	6,712,177

PIMCO Real Return Administrative Class	2,594,140	3,267,073

PIMCO Total Return Administrative Class	10,680,455	16,087,495

Pioneer High Yield VCT Class II Shares	174,041	590,452

TA Aegon Sustainable Equity Income Service Class	1,617,830	8,453,333

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	149,378	342,194

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	143,320	392,913

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	641,405	1,064,905

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	17,966	72,456

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	91,332	48,339

TA BlackRock iShares Edge 40 Service Class	14,951	99,841

TA BlackRock iShares Tactical - Balanced Service Class	115,058	258,326

TA BlackRock iShares Tactical - Conservative Service Class	126,828	389,841

TA BlackRock iShares Tactical - Growth Service Class	16,822	40,254

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	344,322	263,206

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	383,967	369,633

TA Goldman Sachs Managed Risk - Growth ETF Service Class	280,648	148,714

TA International Focus Initial Class	1,087,987	2,591,115

TA Janus Balanced Service Class	373,540	452,744

TA Janus Mid-Cap Growth Service Class	1,677,902	3,647,298

TA JPMorgan Enhanced Index Initial Class	160,846,839	20,145,911

TA Market Participation Strategy Service Class	152,876	19,020

TA Morgan Stanley Global Allocation Service Class	8,313	2,999

TA Multi-Managed Balanced Service Class	280,208	160,207

TA Small/Mid Cap Value Service Class	2,399,052	4,901,825

TA T. Rowe Price Small Cap Initial Class	744,152	1,664,411

TA TSW International Equity Service Class	324,012	240,753

TA WMC US Growth Initial Class	94,059	169,642

TA WMC US Growth Service Class	4,439,522	12,503,774

Wanger Acorn	576,134	2,223,856

Wanger International	3,231,016	3,958,042

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4.  Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Discovery Value Class A Shares	3,826	(13,685)	(9,859)	4,149	(9,505)	(5,356)

AB International Value Class A Shares	23,228	(38,263)	(15,035)	10,667	(32,673)	(22,006)

AB Large Cap Growth Class A Shares	13,352	(128,411)	(115,059)	21,956	(189,705)	(167,749)

AB Relative Value Class A Shares	5,726	(18,615)	(12,889)	20,810	(49,958)	(29,148)

AB Sustainable Global Thematic Growth Class A Shares	6,490	(67,893)	(61,403)	15,893	(66,843)	(50,950)

American Funds - Asset Allocation Class 2 Shares	18,609	(89,804)	(71,195)	5,520	(33,969)	(28,449)

American Funds - Growth Class 2 Shares	13,111	(105,438)	(92,327)	15,582	(94,703)	(79,121)

American Funds - Growth-Income Class 2 Shares	1,549	(97,539)	(95,990)	5,144	(51,530)	(46,386)

American Funds - International Class 2 Shares	131,504	(312,586)	(181,082)	95,070	(327,314)	(232,244)

American Funds - The Bond Fund of America Class 2 Shares	62,868	(64,155)	(1,287)	74,507	(76,387)	(1,880)

BlackRock Advantage Large Cap Core V.I. Class I Shares	14,623	(156,337)	(141,714)	17,867	(210,795)	(192,928)

BlackRock Advantage Large Cap Value V.I. Class I Shares	55,268	(213,446)	(158,178)	43,260	(221,303)	(178,043)

BlackRock Advantage SMID Cap V.I. Class I Shares	37,258	(123,648)	(86,390)	15,620	(126,531)	(110,911)

BlackRock Basic Value V.I. Class I Shares	44,348	(307,412)	(263,064)	55,356	(360,344)	(304,988)

BlackRock Equity Dividend V.I. Class I Shares	-	(14,806)	(14,806)	2,613	(13,377)	(10,764)

BlackRock Global Allocation V.I. Class I Shares	88,738	(684,748)	(596,010)	83,686	(803,194)	(719,508)

BlackRock Government Money Market V.I. Class I Shares	1,350,940	(2,574,301)	(1,223,361)	3,867,900	(1,955,708)	1,912,192

BlackRock High Yield V.I. Class I Shares	49,122	(196,102)	(146,980)	41,500	(253,611)	(212,111)

BlackRock International V.I. Class I Shares	70,435	(235,961)	(165,526)	121,007	(369,015)	(248,008)

BlackRock Large Cap Focus Growth V.I. Class I Shares	81,946	(227,010)	(145,064)	66,484	(294,747)	(228,263)

BlackRock Managed Volatility V.I. Class I Shares	2,827	(32,921)	(30,094)	8,008	(39,103)	(31,095)

BlackRock S&P 500 Index V.I. Class I Shares	45,247	(315,890)	(270,643)	129,484	(347,756)	(218,272)

BlackRock Total Return V.I. Class I Shares	328,045	(589,432)	(261,387)	315,947	(614,580)	(298,633)

Davis Equity	36,999	(250,820)	(213,821)	34,672	(295,641)	(260,969)

Eaton Vance VT Floating-Rate Income	18,076	(26,385)	(8,309)	9,790	(28,222)	(18,432)

Federated Hermes Kaufmann II Primary Shares	8,619	(77,544)	(68,925)	15,686	(126,947)	(111,261)

Federated Hermes Managed Volatility II Primary Shares	4,417	(14,655)	(10,238)	3,435	(31,254)	(27,819)

Franklin Templeton Foreign Class 2 Shares	393	(9,460)	(9,067)	530	(5,293)	(4,763)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Franklin Templeton Growth Class 2 Shares	1,865	(5,327)	(3,462)	353	(10,183)	(9,830)

Invesco V.I. American Franchise Series I Shares	4,832	(57,927)	(53,095)	14,521	(92,119)	(77,598)

Invesco V.I. American Value Series I Shares	9,621	(1,079)	8,542	1,989	(2,451)	(462)

Invesco V.I. Comstock Series I Shares	26,728	(246,563)	(219,835)	117,304	(297,535)	(180,231)

Invesco V.I. EQV International Equity Series I Shares	27,996	(40,488)	(12,492)	17,713	(55,213)	(37,500)

Invesco V.I. Main Street Series II Shares	18	(2,315)	(2,297)	2,535	(3,453)	(918)

Invesco V.I. Main Street Mid Cap Series I Shares	6,175	(8,579)	(2,404)	4,862	(10,859)	(5,997)

Janus Henderson - Enterprise Service Shares	2,224	(2,642)	(418)	1,079	(2,716)	(1,637)

Janus Henderson - Forty Service Shares	12,960	(30,098)	(17,138)	6,989	(22,935)	(15,946)

LVIP American Century Ultra Standard Class II Shares	1,036,098	(155,835)	880,263	-	-	-

MFS® Growth Initial Class	48,055	(188,572)	(140,517)	34,844	(178,537)	(143,693)

PIMCO CommodityRealReturn® Strategy Administrative Class	118,163	(101,812)	16,351	105,422	(111,073)	(5,651)

PIMCO Low Duration Administrative Class	337,318	(538,359)	(201,041)	260,527	(492,711)	(232,184)

PIMCO Real Return Administrative Class	146,852	(206,665)	(59,813)	108,513	(218,893)	(110,380)

PIMCO Total Return Administrative Class	402,308	(886,021)	(483,713)	385,869	(969,681)	(583,812)

Pioneer High Yield VCT Class II Shares	4,858	(29,951)	(25,093)	7,315	(17,931)	(10,616)

TA Aegon Sustainable Equity Income Service Class	63,848	(491,652)	(427,804)	249,789	(306,342)	(56,553)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	4,939	(22,642)	(17,703)	62,617	(25,657)	36,960

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	6,258	(25,452)	(19,194)	12,764	(14,343)	(1,579)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	44,110	(73,304)	(29,194)	20,050	(11,606)	8,444

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	-	(4,455)	(4,455)	16,520	(4,022)	12,498

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	5,414	(2,795)	2,619	-	(393)	(393)

TA BlackRock iShares Edge 40 Service Class	596	(7,181)	(6,585)	1,563	(5,565)	(4,002)

TA BlackRock iShares Tactical - Balanced Service Class	4,912	(16,632)	(11,720)	8,832	(4,351)	4,481

TA BlackRock iShares Tactical - Conservative Service Class	7,044	(27,765)	(20,721)	38,421	(49,197)	(10,776)

TA BlackRock iShares Tactical - Growth Service Class	-	(2,021)	(2,021)	1,360	(1)	1,359

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	11,826	(13,289)	(1,463)	15,159	(27,112)	(11,953)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	10,755	(23,288)	(12,533)	26,404	(24,112)	2,292

TA Goldman Sachs Managed Risk - Growth ETF Service Class	9,249	(5,904)	3,345	13,380	(17,173)	(3,793)

TA International Focus Initial Class	14,074	(186,144)	(172,070)	30,250	(279,035)	(248,785)

TA Janus Balanced Service Class	15,828	(24,529)	(8,701)	22,494	(10,085)	12,409

TA Janus Mid-Cap Growth Service Class	25,013	(115,917)	(90,904)	19,027	(101,842)	(82,815)

TA JPMorgan Enhanced Index Initial Class	7,094,821	(796,727)	6,298,094	-	(3,780)	(3,780)

TA Market Participation Strategy Service Class	6,926	(219)	6,707	2,409	(239)	2,170

TA Morgan Stanley Global Allocation Service Class	-	(11)	(11)	-	(975)	(975)

TA Multi-Managed Balanced Service Class	14,036	(8,899)	5,137	14,439	(2,205)	12,234

TA Small/Mid Cap Value Service Class	48,131	(146,248)	(98,117)	48,870	(133,866)	(84,996)

TA T. Rowe Price Small Cap Initial Class	23,821	(87,799)	(63,978)	28,408	(104,906)	(76,498)

TA TSW International Equity Service Class	22,409	(17,036)	5,373	7,195	(32,493)	(25,298)

TA WMC US Growth Initial Class	46	(3,674)	(3,628)	28,004	(2,435)	25,569

TA WMC US Growth Service Class	34,851	(277,950)	(243,099)	20,829	(289,928)	(269,099)

Wanger Acorn	15,669	(54,295)	(38,626)	8,240	(43,198)	(34,958)

Wanger International	199,447	(232,118)	(32,671)	108,133	(204,807)	(96,674)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Discovery Value Class A Shares	$155,212	$(542,784)	$(387,572)	$135,487	$(326,041)	$(190,554)

AB International Value Class A Shares	183,426	(302,454)	(119,028)	78,402	(233,804)	(155,402)

AB Large Cap Growth Class A Shares	1,244,462	(12,068,895)	(10,824,433)	1,624,972	(13,493,036)	(11,868,064)

AB Relative Value Class A Shares	232,247	(760,248)	(528,001)	720,317	(1,725,091)	(1,004,774)

AB Sustainable Global Thematic Growth Class A Shares	130,125	(1,328,679)	(1,198,554)	274,093	(1,154,629)	(880,536)

American Funds - Asset Allocation Class 2 Shares	591,412	(2,880,047)	(2,288,635)	153,553	(937,222)	(783,669)

American Funds - Growth Class 2 Shares	930,023	(7,386,463)	(6,456,440)	812,587	(5,019,362)	(4,206,775)

American Funds - Growth-Income Class 2 Shares	67,468	(4,325,209)	(4,257,741)	175,257	(1,818,655)	(1,643,398)

American Funds - International Class 2 Shares	2,980,253	(7,154,807)	(4,174,554)	1,925,236	(6,770,766)	(4,845,530)

American Funds - The Bond Fund of America Class 2 Shares	774,861	(782,143)	(7,282)	898,898	(905,161)	(6,263)

BlackRock Advantage Large Cap Core V.I. Class I Shares	1,573,297	(18,565,526)	(16,992,229)	1,706,346	(20,225,872)	(18,519,526)

BlackRock Advantage Large Cap Value V.I. Class I Shares	2,291,619	(9,089,490)	(6,797,871)	1,464,420	(7,985,241)	(6,520,821)

BlackRock Advantage SMID Cap V.I. Class I Shares	4,752,412	(14,774,523)	(10,022,111)	1,365,533	(12,443,206)	(11,077,673)

BlackRock Basic Value V.I. Class I Shares	2,327,470	(21,528,258)	(19,200,788)	2,591,361	(23,857,518)	(21,266,157)

BlackRock Equity Dividend V.I. Class I Shares	-	(1,371,731)	(1,371,731)	218,081	(1,095,538)	(877,457)

BlackRock Global Allocation V.I. Class I Shares	3,666,627	(32,983,056)	(29,316,429)	2,754,613	(33,345,918)	(30,591,305)

BlackRock Government Money Market V.I. Class I Shares	15,913,120	(32,705,182)	(16,792,062)	47,686,038	(24,728,319)	22,957,719

BlackRock High Yield V.I. Class I Shares	1,414,658	(7,386,098)	(5,971,440)	1,174,055	(8,887,298)	(7,713,243)

BlackRock International V.I. Class I Shares	1,732,220	(5,964,413)	(4,232,193)	2,848,211	(8,659,798)	(5,811,587)

BlackRock Large Cap Focus Growth V.I. Class I Shares	4,803,808	(12,395,060)	(7,591,252)	2,653,423	(11,690,002)	(9,036,579)

BlackRock Managed Volatility V.I. Class I Shares	84,728	(998,971)	(914,243)	223,940	(1,102,309)	(878,369)

BlackRock S&P 500 Index V.I. Class I Shares	3,077,908	(20,828,971)	(17,751,063)	6,341,343	(17,606,720)	(11,265,377)

BlackRock Total Return V.I. Class I Shares	4,985,978	(10,446,268)	(5,460,290)	5,141,707	(10,648,166)	(5,506,459)

Davis Equity	1,334,656	(9,070,848)	(7,736,192)	953,969	(8,303,930)	(7,349,961)

Eaton Vance VT Floating-Rate Income	284,914	(417,968)	(133,054)	142,171	(418,606)	(276,435)

Federated Hermes Kaufmann II Primary Shares	371,332	(3,255,197)	(2,883,865)	569,120	(4,509,743)	(3,940,623)

Federated Hermes Managed Volatility II Primary Shares	54,381	(179,897)	(125,516)	37,956	(340,669)	(302,713)

Franklin Templeton Foreign Class 2 Shares	7,672	(169,803)	(162,131)	8,497	(86,196)	(77,699)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Franklin Templeton Growth Class 2 Shares	$37,878	$(106,306)	$(68,428)	$6,154	$(176,001)	$169,847)

Invesco V.I. American Franchise Series I Shares	155,110	(2,129,436)	(1,974,326)	365,060	(2,467,896)	(2,102,836)

Invesco V.I. American Value Series I Shares	128,471	(13,839)	114,632	18,162	(23,900)	(5,738)

Invesco V.I. Comstock Series I Shares	1,045,948	(9,725,459)	(8,679,511)	3,912,947	(10,044,437)	(6,131,490)

Invesco V.I. EQV International Equity Series I Shares	491,560	(713,688)	(222,128)	283,101	(903,656)	(620,555)

Invesco V.I. Main Street Series II Shares	804	(95,263)	(94,459)	85,380	(118,200)	(32,820)

Invesco V.I. Main Street Mid Cap Series I Shares	214,853	(272,097)	(57,244)	129,132	(293,000)	(163,868)

Janus Henderson - Enterprise Service Shares	108,525	(130,286)	(21,761)	44,568	(112,273)	(67,705)

Janus Henderson - Forty Service Shares	766,559	(1,742,500)	(975,941)	309,795	(1,012,989)	(703,194)

LVIP American Century Ultra Standard Class II Shares	10,554,729	(1,718,325)	8,836,404	-	-	-

MFS® Growth Initial Class	4,115,788	(14,470,681)	(10,354,893)	1,692,648	(9,348,571)	(7,655,923)

PIMCO CommodityRealReturn® Strategy Administrative Class	937,924	(817,438)	120,486	853,586	(903,028)	(49,442)

PIMCO Low Duration Administrative Class	3,899,257	(6,213,600)	(2,314,343)	2,912,578	(5,510,660)	(2,598,082)

PIMCO Real Return Administrative Class	2,108,450	(2,974,858)	(866,408)	1,540,148	(3,066,329)	(1,526,181)

PIMCO Total Return Administrative Class	6,494,978	(14,675,870)	(8,180,892)	6,110,908	(15,354,860)	(9,243,952)

Pioneer High Yield VCT Class II Shares	93,711	(568,566)	(474,855)	129,321	(319,424)	(190,103)

TA Aegon Sustainable Equity Income Service Class	1,020,911	(7,912,715)	(6,891,804)	3,447,212	(4,255,017)	(807,805)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	63,366	(290,942)	(227,576)	735,348	(302,700)	432,648

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	86,677	(351,272)	(264,595)	150,390	(171,183)	(20,793)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	619,115	(1,046,314)	(427,199)	229,467	(137,559)	91,908

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	-	(60,180)	(60,180)	197,155	(49,863)	147,292

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	86,247	(44,975)	41,272	-	(5,294)	(5,294)

TA BlackRock iShares Edge 40 Service Class	7,833	(97,061)	(89,228)	18,490	(65,989)	(47,499)

TA BlackRock iShares Tactical - Balanced Service Class	71,491	(242,459)	(170,968)	115,373	(57,173)	58,200

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock iShares Tactical -Conservative Service Class	$92,885	$(376,822)	$(283,937)	$480,004	$(616,286)	$(136,282)

TA BlackRock iShares Tactical -Growth Service Class	-	(33,983)	(33,983)	19,661	(21)	19,640

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	182,472	(199,416)	(16,944)	207,951	(372,945)	(164,994)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	140,211	(319,108)	(178,897)	326,619	(294,538)	32,081

TA Goldman Sachs Managed Risk - Growth ETF Service Class	181,412	(104,696)	76,716	210,468	(280,185)	(69,717)

TA International Focus Initial Class	180,186	(2,373,500)	(2,193,314)	356,306	(3,255,691)	(2,899,385)

TA Janus Balanced Service Class	266,650	(410,618)	(143,968)	320,230	(145,857)	174,373

TA Janus Mid-Cap Growth Service Class	716,578	(3,409,342)	(2,692,764)	477,428	(2,583,386)	(2,105,958)

TA JPMorgan Enhanced Index Initial Class	154,991,741	(18,826,142)	136,165,599	-	(68,143)	(68,143)

TA Market Participation Strategy Service Class	134,863	(4,291)	130,572	40,000	(4,091)	35,909

TA Morgan Stanley Global Allocation Service Class	-	(147)	(147)	-	(11,675)	(11,675)

TA Multi-Managed Balanced Service Class	235,169	(148,214)	86,955	203,016	(31,208)	171,808

TA Small/Mid Cap Value Service Class	1,443,719	(4,525,564)	(3,081,845)	1,322,919	(3,677,280)	(2,354,361)

TA T. Rowe Price Small Cap Initial Class	420,870	(1,523,160)	(1,102,290)	417,486	(1,538,715)	(1,121,229)

TA TSW International Equity Service Class	264,831	(208,685)	56,146	79,718	(356,452)	(276,734)

TA WMC US Growth Initial Class	2,026	(154,451)	(152,425)	864,869	(81,493)	783,376

TA WMC US Growth Service Class	1,553,574	(12,022,431)	(10,468,857)	679,460	(9,366,660)	(8,687,200)

Wanger Acorn	583,253	(2,086,987)	(1,503,734)	266,711	(1,420,287)	(1,153,576)

Wanger International	3,006,179	(3,683,513)	(677,334)	1,563,028	(3,095,927)	(1,532,899)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares
12/31/2024	56,596	$43.09	to	$38.80	$2,314,153	0.86%	1.25%	to	1.90%	8.65%	to	7.94%
12/31/2023	66,455	39.66	to	35.95	2,508,196	1.09	1.25	to	1.90	15.73	to	14.98
12/31/2022	71,811	34.27	to	31.27	2,351,549	0.99	1.25	to	1.90	(16.74)	to	(17.16)
12/31/2021	112,537	41.13	to	37.74	4,411,663	0.77	1.25	to	1.75	34.26	to	33.59
12/31/2020	143,330	30.64	to	28.25	4,189,526	1.09	1.25	to	1.75	2.09	to	1.58
AB International Value Class A Shares
12/31/2024	132,575	8.20	to	7.48	1,032,162	2.65	1.25	to	1.90	3.75	to	3.08
12/31/2023	147,610	7.91	to	7.25	1,111,642	0.79	1.25	to	1.90	13.72	to	12.99
12/31/2022	169,616	6.95	to	6.42	1,128,128	4.30	1.25	to	1.90	(14.75)	to	(15.17)
12/31/2021	235,564	8.15	to	7.57	1,840,598	1.99	1.25	to	1.75	9.70	to	9.16
12/31/2020	264,284	7.43	to	6.93	1,888,016	2.00	1.25	to	1.75	1.19	to	0.69
AB Large Cap Growth Class A Shares
12/31/2024	1,070,622	107.27	to	37.71	104,533,512	0.05	1.35	to	1.59	23.57	to	23.27
12/31/2023	1,185,681	86.81	to	30.59	94,171,637	-	1.35	to	1.59	33.32	to	33.00
12/31/2022	1,353,430	65.11	to	23.00	80,885,354	-	1.35	to	1.59	(29.47)	to	(29.64)
12/31/2021	1,486,816	92.31	to	32.68	126,355,527	-	1.35	to	1.59	27.24	to	26.94
12/31/2020	1,673,424	72.55	to	25.75	111,775,113	-	1.35	to	1.59	33.67	to	33.35
AB Relative Value Class A Shares
12/31/2024	157,198	42.40	to	40.96	6,529,746	1.44	1.25	to	1.90	11.61	to	10.89
12/31/2023	170,087	37.99	to	36.94	6,351,496	1.50	1.25	to	1.90	10.64	to	9.92
12/31/2022	199,235	34.34	to	33.60	6,747,082	1.42	1.25	to	1.90	(5.45)	to	(5.92)
12/31/2021	217,603	36.29	to	35.72	7,813,095	0.82	1.25	to	1.75	26.57	to	25.93
12/31/2020	239,421	28.67	to	28.36	6,813,530	1.60	1.25	to	1.75	1.44	to	0.94
AB Sustainable Global Thematic Growth Class A Shares
12/31/2024	254,700	19.53	to	19.53	4,975,083	-	1.35	to	1.35	4.78	to	4.78
12/31/2023	316,103	18.64	to	18.64	5,892,799	0.28	1.35	to	1.35	14.46	to	14.46
12/31/2022	367,053	16.29	to	16.29	5,978,240	-	1.35	to	1.35	(27.96)	to	(27.96)
12/31/2021	420,879	22.61	to	22.61	9,515,723	-	1.35	to	1.35	21.22	to	21.22
12/31/2020	449,856	18.65	to	18.65	8,390,267	0.66	1.35	to	1.35	37.54	to	37.54
American Funds - Asset Allocation Class 2 Shares
12/31/2024	322,119	35.47	to	31.94	10,944,604	2.07	1.40	to	2.05	14.81	to	14.06
12/31/2023	393,314	30.90	to	28.00	11,698,206	2.22	1.40	to	2.05	12.69	to	11.96
12/31/2022	421,763	27.42	to	25.01	11,171,321	1.85	1.40	to	2.05	(14.67)	to	(15.10)
12/31/2021	454,694	32.11	to	29.46	14,136,930	1.53	1.40	to	1.90	13.50	to	12.94
12/31/2020	474,273	28.29	to	26.09	13,019,743	1.67	1.40	to	1.90	10.89	to	10.34
American Funds - Growth Class 2 Shares
12/31/2024	454,559	82.14	to	73.97	35,481,214	0.33	1.40	to	2.05	29.79	to	28.94
12/31/2023	546,886	63.29	to	57.37	33,035,107	0.36	1.40	to	2.05	36.56	to	35.68
12/31/2022	626,007	46.35	to	42.28	27,801,046	0.31	1.40	to	2.05	(30.96)	to	(31.31)
12/31/2021	647,198	67.08	to	61.55	41,720,676	0.21	1.40	to	1.90	20.29	to	19.69
12/31/2020	793,251	55.76	to	51.42	42,595,252	0.32	1.40	to	1.90	49.97	to	49.22
American Funds - Growth-Income Class 2 Shares
12/31/2024	324,823	51.11	to	46.02	15,866,112	1.04	1.40	to	2.05	22.49	to	21.69
12/31/2023	420,813	41.73	to	37.82	16,820,903	1.36	1.40	to	2.05	24.39	to	23.59
12/31/2022	467,199	33.55	to	30.60	15,062,572	1.21	1.40	to	2.05	(17.72)	to	(18.13)
12/31/2021	532,668	40.74	to	37.38	20,898,435	1.09	1.40	to	1.90	22.37	to	21.76
12/31/2020	615,990	33.29	to	30.70	19,782,776	1.36	1.40	to	1.90	11.97	to	11.41

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - International Class 2 Shares
12/31/2024	1,963,739	$23.27	to	$20.96	$43,350,913	1.15%	1.40%	to	2.05%	1.72%	to	1.05%
12/31/2023	2,144,821	22.88	to	20.74	46,711,097	1.29	1.40	to	2.05	14.24	to	13.50
12/31/2022	2,377,065	20.03	to	18.27	45,489,770	1.73	1.40	to	2.05	(21.95)	to	(22.34)
12/31/2021	2,534,688	25.64	to	23.53	62,296,514	2.34	1.40	to	1.90	(2.87)	to	(3.35)
12/31/2020	2,568,358	26.40	to	24.34	65,128,776	0.67	1.40	to	1.90	12.39	to	11.83
American Funds - The Bond Fund of America Class 2 Shares
12/31/2024	505,650	12.75	to	11.48	6,163,540	4.23	1.40	to	2.05	(0.26)	to	(0.91)
12/31/2023	506,937	12.78	to	11.59	6,211,749	3.45	1.40	to	2.05	3.56	to	2.89
12/31/2022	508,817	12.34	to	11.26	6,032,550	2.81	1.40	to	2.05	(13.86)	to	(14.29)
12/31/2021	562,501	14.32	to	13.14	7,758,778	1.38	1.40	to	1.90	(1.69)	to	(2.18)
12/31/2020	554,659	14.57	to	13.43	7,802,395	2.15	1.40	to	1.90	8.21	to	7.67
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2024	1,116,032	56.18	to	50.59	144,680,075	0.72	1.25	to	1.90	23.88	to	23.07
12/31/2023	1,257,746	45.35	to	41.10	131,923,944	0.84	1.25	to	1.90	23.68	to	22.88
12/31/2022	1,450,674	36.67	to	33.45	123,592,493	0.93	1.25	to	1.90	(21.06)	to	(21.44)
12/31/2021	1,605,550	46.40	to	42.58	173,964,059	1.46	1.25	to	1.75	26.85	to	26.22
12/31/2020	1,800,578	36.58	to	33.73	153,513,397	1.14	1.25	to	1.75	18.31	to	17.72
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2024	1,268,460	39.35	to	35.43	57,071,008	1.53	1.25	to	1.90	14.87	to	14.12
12/31/2023	1,426,638	34.25	to	31.04	55,919,232	1.54	1.25	to	1.90	12.29	to	11.57
12/31/2022	1,604,681	30.50	to	27.83	56,198,269	1.59	1.25	to	1.90	(9.39)	to	(9.82)
12/31/2021	1,826,557	33.63	to	30.86	70,150,197	1.56	1.25	to	1.75	24.95	to	24.33
12/31/2020	2,075,104	26.91	to	24.82	63,756,212	1.71	1.25	to	1.75	2.37	to	1.86
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2024	799,711	42.19	to	37.99	100,179,312	0.77	1.25	to	1.90	10.66	to	9.93
12/31/2023	886,101	38.13	to	34.55	100,272,986	0.95	1.25	to	1.90	17.41	to	16.65
12/31/2022	997,012	32.47	to	29.62	96,062,599	0.89	1.25	to	1.90	(17.59)	to	(17.99)
12/31/2021	1,096,775	39.37	to	36.12	127,695,426	0.84	1.25	to	1.75	12.23	to	11.67
12/31/2020	1,224,188	35.08	to	32.34	127,316,216	1.15	1.25	to	1.75	18.47	to	17.88
BlackRock Basic Value V.I. Class I Shares
12/31/2024	1,815,639	36.13	to	32.53	144,440,573	1.99	1.25	to	1.90	9.00	to	8.29
12/31/2023	2,078,703	33.15	to	30.04	150,657,319	1.72	1.25	to	1.90	15.17	to	14.42
12/31/2022	2,383,691	28.78	to	26.26	151,076,769	1.41	1.25	to	1.90	(6.19)	to	(6.64)
12/31/2021	2,670,287	30.65	to	28.12	177,308,221	1.23	1.25	to	1.75	20.16	to	19.57
12/31/2020	3,037,091	25.51	to	23.52	166,961,661	2.39	1.25	to	1.75	2.14	to	1.63
BlackRock Equity Dividend V.I. Class I Shares
12/31/2024	77,020	94.61	to	94.61	7,287,131	2.50	1.35	to	1.35	8.58	to	8.58
12/31/2023	91,826	87.14	to	87.14	8,001,699	2.02	1.35	to	1.35	10.74	to	10.74
12/31/2022	102,590	78.69	to	78.69	8,072,962	1.67	1.35	to	1.35	(5.13)	to	(5.13)
12/31/2021	112,159	82.95	to	82.95	9,303,537	1.54	1.35	to	1.35	18.93	to	18.93
12/31/2020	123,340	69.75	to	69.75	8,602,684	2.20	1.35	to	1.35	2.52	to	2.52
BlackRock Global Allocation V.I. Class I Shares
12/31/2024	5,019,442	29.57	to	26.63	244,278,816	1.30	1.25	to	1.90	7.87	to	7.17
12/31/2023	5,615,452	27.41	to	24.85	254,684,426	2.14	1.25	to	1.90	11.43	to	10.71
12/31/2022	6,334,960	24.60	to	22.44	258,280,116	-	1.25	to	1.90	(16.99)	to	(17.38)
12/31/2021	7,023,561	29.60	to	27.16	344,946,683	0.90	1.25	to	1.75	5.35	to	4.82
12/31/2020	7,730,821	28.10	to	25.91	362,526,008	1.27	1.25	to	1.75	19.51	to	18.91
BlackRock Government Money Market V.I. Class I Shares
12/31/2024	6,929,332	10.54	to	9.49	90,494,186	4.91	1.25	to	1.90	3.70	to	3.03
12/31/2023	8,152,693	10.17	to	9.21	103,866,156	4.79	1.25	to	1.90	3.55	to	2.89
12/31/2022	6,240,501	9.82	to	8.95	77,499,210	1.37	1.25	to	1.90	0.05	to	(0.43)
12/31/2021	6,773,331	9.80	to	8.99	83,182,929	-	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2020	7,357,615	9.92	to	9.15	91,924,743	0.32	1.25	to	1.75	(0.91)	to	(1.40)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock High Yield V.I. Class I Shares
12/31/2024	1,215,054	$25.86	to	$23.28	$48,725,044	6.95%	1.25%	to	1.90%	6.91%	to	6.22%
12/31/2023	1,362,034	24.18	to	21.92	51,425,176	6.55	1.25	to	1.90	11.79	to	11.07
12/31/2022	1,574,145	21.63	to	19.74	53,457,125	5.29	1.25	to	1.90	(11.54)	to	(11.96)
12/31/2021	1,831,142	24.43	to	22.42	69,375,085	4.52	1.25	to	1.75	4.02	to	3.50
12/31/2020	1,997,550	23.49	to	21.66	73,441,354	5.31	1.25	to	1.75	5.96	to	5.43
BlackRock International V.I. Class I Shares
12/31/2024	1,833,441	20.50	to	18.46	45,789,366	0.56	1.25	to	1.90	(0.88)	to	(1.53)
12/31/2023	1,998,967	20.68	to	18.74	50,450,175	0.84	1.25	to	1.90	17.55	to	16.79
12/31/2022	2,246,975	17.59	to	16.05	48,286,775	0.81	1.25	to	1.90	(25.63)	to	(25.98)
12/31/2021	2,416,086	23.63	to	21.68	69,756,137	0.65	1.25	to	1.75	7.33	to	6.79
12/31/2020	2,673,041	22.02	to	20.30	71,952,501	0.51	1.25	to	1.75	19.82	to	19.22
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2024	1,457,841	73.03	to	65.76	88,657,828	-	1.25	to	1.90	30.06	to	29.22
12/31/2023	1,602,905	56.15	to	50.89	75,065,037	-	1.25	to	1.90	50.97	to	49.99
12/31/2022	1,831,168	37.19	to	33.93	56,899,032	-	1.25	to	1.90	(38.94)	to	(39.23)
12/31/2021	2,071,181	60.85	to	55.83	105,331,309	-	1.25	to	1.75	16.62	to	16.04
12/31/2020	2,352,250	52.18	to	48.11	102,671,804	-	1.25	to	1.75	41.96	to	41.25
BlackRock Managed Volatility V.I. Class I Shares
12/31/2024	157,476	31.68	to	31.68	4,988,602	0.25	1.35	to	1.35	10.49	to	10.49
12/31/2023	187,570	28.67	to	28.67	5,378,025	8.18	1.35	to	1.35	1.81	to	1.81
12/31/2022	218,665	28.16	to	28.16	6,157,835	-	1.35	to	1.35	4.79	to	4.79
12/31/2021	254,824	26.87	to	26.87	6,848,224	0.68	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2020	286,172	27.06	to	27.06	7,742,393	3.75	1.35	to	1.35	2.18	to	2.18
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2024	2,151,876	57.85	to	52.09	163,481,093	1.26	1.25	to	1.90	23.28	to	22.47
12/31/2023	2,422,519	46.93	to	42.53	148,477,308	1.36	1.25	to	1.90	24.66	to	23.85
12/31/2022	2,640,791	37.64	to	34.34	129,608,243	1.43	1.25	to	1.90	(19.32)	to	(19.71)
12/31/2021	2,881,178	46.61	to	42.77	175,484,464	1.27	1.25	to	1.75	26.94	to	26.31
12/31/2020	3,235,441	36.72	to	33.86	154,544,491	1.76	1.25	to	1.75	16.77	to	16.19
BlackRock Total Return V.I. Class I Shares
12/31/2024	3,971,918	13.73	to	12.36	70,145,503	4.46	1.25	to	1.90	0.12	to	(0.53)
12/31/2023	4,233,305	13.72	to	12.43	75,675,433	3.89	1.25	to	1.90	4.51	to	3.84
12/31/2022	4,531,938	13.12	to	11.97	78,042,869	2.33	1.25	to	1.90	(15.20)	to	(15.61)
12/31/2021	5,192,556	15.46	to	14.19	104,753,260	1.68	1.25	to	1.75	(2.66)	to	(3.14)
12/31/2020	5,496,313	15.88	to	14.65	116,668,243	2.19	1.25	to	1.75	7.54	to	7.00
Davis Equity
12/31/2024	1,479,644	39.06	to	35.17	55,787,597	1.06	1.25	to	1.90	16.58	to	15.82
12/31/2023	1,693,465	33.51	to	30.37	54,883,971	1.29	1.25	to	1.90	30.99	to	30.14
12/31/2022	1,954,434	25.58	to	23.34	48,344,790	1.25	1.25	to	1.90	(21.20)	to	(21.58)
12/31/2021	2,103,081	32.43	to	29.76	66,061,750	0.57	1.25	to	1.75	16.39	to	15.81
12/31/2020	2,347,373	27.87	to	25.69	63,464,588	0.71	1.25	to	1.75	10.33	to	9.78
Eaton Vance VT Floating-Rate Income
12/31/2024	158,262	17.26	to	15.54	2,588,307	7.88	1.15	to	1.80	6.44	to	5.75
12/31/2023	166,571	16.21	to	14.70	2,567,141	8.20	1.15	to	1.80	9.94	to	9.23
12/31/2022	185,003	14.75	to	13.45	2,604,405	4.53	1.15	to	1.80	(3.92)	to	(4.40)
12/31/2021	221,913	15.34	to	14.07	3,256,637	2.90	1.15	to	1.65	2.44	to	1.93
12/31/2020	225,922	14.97	to	13.81	3,243,622	3.33	1.15	to	1.65	0.83	to	0.33
Federated Hermes Kaufmann II Primary Shares
12/31/2024	424,575	46.83	to	42.17	18,939,383	0.84	1.25	to	1.90	15.59	to	14.84
12/31/2023	493,500	40.52	to	36.72	19,071,760	-	1.25	to	1.90	13.80	to	13.07
12/31/2022	604,761	35.60	to	32.48	20,547,292	-	1.25	to	1.90	(31.03)	to	(31.36)
12/31/2021	652,665	51.57	to	47.31	32,168,775	-	1.25	to	1.75	1.24	to	0.73
12/31/2020	770,417	50.94	to	46.97	37,572,262	-	1.25	to	1.75	27.19	to	26.56

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Federated Hermes Managed Volatility II Primary Shares
12/31/2024		95,739	$13.28	to	$12.81	$1,257,923	2.20%	1.25%	to	1.90%	14.11%	to	13.37%
12/31/2023		105,977	11.63	to	11.30	1,222,528	2.01	1.25	to	1.90	7.34	to	6.64
12/31/2022		133,796	10.84	to	10.60	1,440,632	1.88	1.25	to	1.90	(14.91)	to	(15.31)
12/31/2021		135,946	12.73	to	12.51	1,721,360	1.87	1.25	to	1.75	17.04	to	16.46
12/31/2020		162,722	10.87	to	10.74	1,763,046	2.72	1.25	to	1.75	(0.32)	to	(0.82)
Franklin Templeton Foreign Class 2 Shares
12/31/2024		65,144	18.00	to	16.20	1,111,289	2.41	1.15	to	1.80	(2.14)	to	(2.77)
12/31/2023		74,211	18.39	to	16.67	1,298,284	3.19	1.15	to	1.80	19.38	to	18.61
12/31/2022		78,974	15.40	to	14.05	1,161,191	3.02	1.15	to	1.80	(8.73)	to	(9.19)
12/31/2021		83,980	16.87	to	15.47	1,357,120	1.86	1.15	to	1.65	2.97	to	2.45
12/31/2020		96,770	16.38	to	15.10	1,523,984	3.37	1.15	to	1.65	(2.29)	to	(2.78)
Franklin Templeton Growth Class 2 Shares
12/31/2024		63,316	20.76	to	18.69	1,234,629	0.94	1.15	to	1.80	4.19	to	3.51
12/31/2023		66,778	19.92	to	18.05	1,255,891	3.33	1.15	to	1.80	19.63	to	18.86
12/31/2022		76,608	16.65	to	15.19	1,209,755	0.16	1.15	to	1.80	(12.58)	to	(13.02)
12/31/2021		97,621	19.03	to	17.46	1,765,348	1.10	1.15	to	1.65	3.67	to	3.16
12/31/2020		104,480	18.36	to	16.93	1,828,963	3.03	1.15	to	1.65	4.59	to	4.07
Invesco V.I. American Franchise Series I Shares
12/31/2024		500,022	46.95	to	26.78	21,725,256	-	1.35	to	1.59	33.07	to	32.75
12/31/2023		553,117	35.28	to	20.17	17,995,810	-	1.35	to	1.59	39.04	to	38.71
12/31/2022		630,715	25.38	to	14.54	14,724,138	-	1.35	to	1.59	(32.04)	to	(32.20)
12/31/2021		668,398	37.34	to	21.45	22,987,749	-	1.35	to	1.59	10.43	to	10.16
12/31/2020		760,998	33.81	to	19.47	23,671,266	0.07	1.35	to	1.59	40.45	to	40.11
Invesco V.I. American Value Series I Shares
12/31/2024		28,767	14.86	to	14.54	422,281	1.22	1.25	to	1.90	28.78	to	27.95
12/31/2023		20,225	11.54	to	11.36	231,411	0.65	1.25	to	1.90	14.17	to	13.43
12/31/2022		20,687	10.11	to	10.02	208,139	0.78	1.25	to	1.90	(3.90)	to	(4.37)
12/31/2021	(1)	21,577	10.51	to	10.48	226,473	0.44	1.25	to	1.75	-	to	-
Invesco V.I. Comstock Series I Shares
12/31/2024		1,480,905	41.81	to	37.64	61,353,300	1.72	1.25	to	1.90	13.74	to	13.00
12/31/2023		1,700,740	36.76	to	33.31	62,053,468	1.79	1.25	to	1.90	10.97	to	10.25
12/31/2022		1,880,971	33.12	to	30.22	62,029,656	1.57	1.25	to	1.90	(0.23)	to	(0.70)
12/31/2021		2,186,726	33.17	to	30.43	72,184,627	1.75	1.25	to	1.75	31.70	to	31.05
12/31/2020		2,659,636	25.18	to	23.22	66,647,765	2.48	1.25	to	1.75	(2.08)	to	(2.57)
Invesco V.I. EQV International Equity Series I Shares
12/31/2024		295,901	30.00	to	16.64	5,175,343	1.74	1.55	to	1.59	(0.94)	to	(0.98)
12/31/2023		308,393	30.28	to	16.80	5,433,610	0.20	1.55	to	1.59	16.33	to	16.29
12/31/2022		345,893	26.03	to	14.45	5,231,382	1.72	1.55	to	1.59	(19.56)	to	(19.59)
12/31/2021		368,111	32.36	to	17.97	6,915,157	1.28	1.55	to	1.59	4.26	to	4.22
12/31/2020		388,307	31.04	to	17.24	6,975,293	2.29	1.55	to	1.59	12.24	to	12.20
Invesco V.I. Main Street Series II Shares
12/31/2024		12,385	47.31	to	42.60	560,932	-	1.15	to	1.80	21.97	to	21.18
12/31/2023		14,682	38.78	to	35.15	545,949	0.48	1.15	to	1.80	21.43	to	20.65
12/31/2022		15,600	31.94	to	29.14	479,888	1.09	1.15	to	1.80	(21.28)	to	(21.67)
12/31/2021		18,517	40.54	to	37.20	724,642	0.50	1.15	to	1.65	25.78	to	25.15
12/31/2020		22,276	32.23	to	29.72	691,973	1.03	1.15	to	1.65	12.39	to	11.83
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2024		60,072	35.14	to	31.64	2,002,847	0.33	1.25	to	1.90	15.61	to	14.85
12/31/2023		62,476	30.39	to	27.55	1,804,499	0.29	1.25	to	1.90	13.05	to	12.32
12/31/2022		68,473	26.89	to	24.53	1,758,171	0.33	1.25	to	1.90	(15.39)	to	(15.81)
12/31/2021		82,172	31.75	to	29.13	2,498,558	0.43	1.25	to	1.75	21.71	to	21.11
12/31/2020		107,153	26.09	to	24.06	2,675,157	0.71	1.25	to	1.75	7.89	to	7.35

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Enterprise Service Shares
12/31/2024		3,779	$52.16	to	$47.54	$188,450	0.62%	1.15%	to	1.80%	14.00%	to	13.25%
12/31/2023		4,197	45.76	to	41.97	184,683	0.07	1.15	to	1.80	16.43	to	15.68
12/31/2022		5,834	39.30	to	36.28	223,282	0.27	1.15	to	1.80	(17.17)	to	(17.58)
12/31/2021		6,767	47.41	to	44.03	311,936	0.27	1.15	to	1.65	15.21	to	14.63
12/31/2020		11,281	41.15	to	38.41	447,425	0.05	1.15	to	1.65	17.82	to	17.23
Janus Henderson - Forty Service Shares
12/31/2024		96,317	65.39	to	59.59	5,946,338	0.01	1.15	to	1.80	26.67	to	25.84
12/31/2023		113,455	51.62	to	47.36	5,561,597	0.12	1.15	to	1.80	38.06	to	37.17
12/31/2022		129,401	37.39	to	34.52	4,614,986	0.05	1.15	to	1.80	(34.54)	to	(34.86)
12/31/2021		167,947	57.08	to	53.00	9,143,248	0.53	1.15	to	1.65	21.20	to	20.59
12/31/2020		176,748	47.09	to	43.95	7,970,628	0.64	1.15	to	1.65	37.45	to	36.76
LVIP American Century Ultra Standard Class II Shares
12/31/2024	(1)	880,263	12.05	to	11.99	10,595,374	-	1.25	to	1.90	-	to	-
MFS® Growth Initial Class
12/31/2024		1,003,909	102.59	to	34.36	89,104,380	-	1.35	to	1.59	29.69	to	29.38
12/31/2023		1,144,426	79.10	to	26.56	77,678,450	-	1.35	to	1.59	34.05	to	33.73
12/31/2022		1,288,119	59.01	to	19.86	64,546,998	-	1.35	to	1.59	(32.55)	to	(32.71)
12/31/2021		1,399,173	87.49	to	29.52	105,910,022	-	1.35	to	1.59	21.88	to	21.58
12/31/2020		1,601,051	71.78	to	24.28	99,306,874	-	1.35	to	1.59	30.09	to	29.78
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2024		684,993	8.52	to	7.67	5,525,981	2.20	1.25	to	1.90	2.86	to	2.19
12/31/2023		668,642	8.28	to	7.51	5,263,539	15.86	1.25	to	1.90	(9.00)	to	(9.58)
12/31/2022		674,293	9.10	to	8.30	5,855,753	21.89	1.25	to	1.90	7.18	to	6.65
12/31/2021		931,242	8.49	to	7.79	7,563,737	4.16	1.25	to	1.75	31.69	to	31.03
12/31/2020		1,245,915	6.44	to	5.94	7,696,210	6.39	1.25	to	1.75	0.09	to	(0.41)
PIMCO Low Duration Administrative Class
12/31/2024		2,631,176	12.38	to	11.28	31,063,582	3.99	1.25	to	1.90	3.19	to	2.52
12/31/2023		2,832,217	12.00	to	11.00	32,496,774	3.60	1.25	to	1.90	3.67	to	3.00
12/31/2022		3,064,401	11.57	to	10.68	34,040,544	1.60	1.25	to	1.90	(6.98)	to	(7.44)
12/31/2021		3,721,233	12.43	to	11.54	44,550,973	0.52	1.25	to	1.75	(2.16)	to	(2.65)
12/31/2020		3,675,392	12.70	to	11.86	45,062,295	1.22	1.25	to	1.75	1.71	to	1.20
PIMCO Real Return Administrative Class
12/31/2024		1,306,910	15.19	to	13.68	18,789,911	2.65	1.25	to	1.90	0.86	to	0.20
12/31/2023		1,366,723	15.06	to	13.65	19,552,773	3.00	1.25	to	1.90	2.39	to	1.72
12/31/2022		1,477,103	14.71	to	13.42	20,712,467	7.00	1.25	to	1.90	(13.06)	to	(13.50)
12/31/2021		1,748,176	16.91	to	15.51	28,275,553	4.98	1.25	to	1.75	4.27	to	3.75
12/31/2020		1,819,507	16.21	to	14.95	28,285,343	1.40	1.25	to	1.75	10.33	to	9.78
PIMCO Total Return Administrative Class
12/31/2024		6,273,290	15.91	to	14.33	104,234,453	4.04	1.25	to	1.90	1.25	to	0.59
12/31/2023		6,757,003	15.72	to	14.24	111,250,552	3.56	1.25	to	1.90	4.62	to	3.94
12/31/2022		7,340,815	15.02	to	13.70	115,795,058	2.59	1.25	to	1.90	(15.45)	to	(15.85)
12/31/2021		8,290,671	17.75	to	16.28	154,677,223	1.82	1.25	to	1.75	(2.49)	to	(2.98)
12/31/2020		8,926,116	18.20	to	16.78	171,674,446	2.13	1.25	to	1.75	7.30	to	6.76
Pioneer High Yield VCT Class II Shares
12/31/2024		66,740	21.17	to	19.07	1,343,279	5.53	1.20	to	1.85	7.21	to	6.51
12/31/2023		91,833	19.75	to	17.90	1,721,294	5.31	1.20	to	1.85	9.67	to	8.96
12/31/2022		102,449	18.01	to	16.43	1,761,068	4.80	1.20	to	1.85	(12.56)	to	(13.00)
12/31/2021		126,813	20.58	to	18.88	2,500,758	4.88	1.20	to	1.70	4.19	to	3.67
12/31/2020		130,278	19.75	to	18.21	2,474,038	5.16	1.20	to	1.70	0.76	to	0.26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Sustainable Equity Income Service Class
12/31/2024	1,926,483	$17.35	to	$16.37	$32,391,717	1.82%	1.25%	to	1.90%	15.14%	to	14.39%
12/31/2023	2,354,287	15.07	to	14.31	34,514,014	1.92	1.25	to	1.90	4.69	to	4.01
12/31/2022	2,410,840	14.39	to	13.76	33,892,394	1.84	1.25	to	1.90	(13.00)	to	(13.44)
12/31/2021	2,822,392	16.53	to	15.89	45,723,357	1.88	1.25	to	1.75	20.60	to	20.00
12/31/2020	3,439,902	13.71	to	13.24	46,322,059	2.88	1.25	to	1.75	(8.74)	to	(9.19)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	287,467	13.00	to	13.00	3,737,982	2.27	1.35	to	1.35	5.03	to	5.03
12/31/2023	305,170	12.38	to	12.38	3,777,985	1.52	1.35	to	1.35	8.49	to	8.49
12/31/2022	268,210	11.41	to	11.41	3,060,657	1.31	1.35	to	1.35	(16.42)	to	(16.42)
12/31/2021	268,462	13.65	to	13.65	3,665,484	1.10	1.35	to	1.35	4.32	to	4.32
12/31/2020	288,967	13.09	to	13.09	3,781,889	2.08	1.35	to	1.35	5.22	to	5.22
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2024	217,462	13.77	to	13.77	2,994,542	1.84	1.35	to	1.35	7.59	to	7.59
12/31/2023	236,656	12.80	to	12.80	3,028,968	1.50	1.35	to	1.35	11.85	to	11.85
12/31/2022	238,235	11.44	to	11.44	2,726,120	1.32	1.35	to	1.35	(18.25)	to	(18.25)
12/31/2021	260,519	14.00	to	14.00	3,646,489	0.89	1.35	to	1.35	6.88	to	6.88
12/31/2020	266,843	13.10	to	13.10	3,494,642	1.86	1.35	to	1.35	1.86	to	1.86
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	78,627	14.33	to	14.33	1,127,075	1.63	1.35	to	1.35	10.99	to	10.99
12/31/2023	107,821	12.91	to	12.91	1,392,490	1.46	1.35	to	1.35	16.05	to	16.05
12/31/2022	99,377	11.13	to	11.13	1,105,936	1.30	1.35	to	1.35	(19.41)	to	(19.41)
12/31/2021	104,861	13.81	to	13.81	1,447,980	0.55	1.35	to	1.35	6.18	to	6.18
12/31/2020	113,895	13.01	to	13.01	1,481,201	1.86	1.35	to	1.35	(3.39)	to	(3.39)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2024	64,830	13.75	to	13.75	891,159	1.99	1.35	to	1.35	7.29	to	7.29
12/31/2023	69,285	12.81	to	12.81	887,708	1.47	1.35	to	1.35	11.15	to	11.15
12/31/2022	56,787	11.53	to	11.53	654,577	1.32	1.35	to	1.35	(17.02)	to	(17.02)
12/31/2021	40,348	13.89	to	13.89	560,453	0.54	1.35	to	1.35	7.70	to	7.70
12/31/2020	54,035	12.90	to	12.90	696,889	1.69	1.35	to	1.35	(1.88)	to	(1.88)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2024	17,373	15.88	to	15.88	275,846	2.05	1.35	to	1.35	11.00	to	11.00
12/31/2023	14,754	14.31	to	14.31	211,064	1.31	1.35	to	1.35	15.71	to	15.71
12/31/2022	15,147	12.36	to	12.36	187,269	1.24	1.35	to	1.35	(18.03)	to	(18.03)
12/31/2021	31,983	15.08	to	15.08	482,390	0.29	1.35	to	1.35	12.87	to	12.87
12/31/2020	29,063	13.36	to	13.36	388,358	1.62	1.35	to	1.35	(3.48)	to	(3.48)
TA BlackRock iShares Edge 40 Service Class
12/31/2024	8,309	13.55	to	12.41	107,986	2.46	1.25	to	1.90	5.15	to	4.46
12/31/2023	14,894	12.89	to	11.88	186,425	1.88	1.25	to	1.90	7.72	to	7.02
12/31/2022	18,896	11.97	to	11.10	220,094	1.56	1.25	to	1.90	(15.56)	to	(15.98)
12/31/2021	20,994	14.16	to	13.22	290,109	1.45	1.25	to	1.75	4.46	to	3.94
12/31/2020	34,294	13.56	to	12.71	449,464	2.20	1.25	to	1.75	8.09	to	7.55
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	75,321	14.61	to	14.61	1,100,454	3.70	1.35	to	1.35	7.22	to	7.22
12/31/2023	87,041	13.63	to	13.63	1,186,006	1.08	1.35	to	1.35	9.18	to	9.18
12/31/2022	82,560	12.48	to	12.48	1,030,398	0.56	1.35	to	1.35	(20.73)	to	(20.73)
12/31/2021	86,577	15.74	to	15.74	1,363,108	-	1.35	to	1.35	4.96	to	4.96
12/31/2020	86,099	15.00	to	15.00	1,291,467	3.32	1.35	to	1.35	7.40	to	7.40
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	57,539	13.60	to	13.60	782,533	3.52	1.35	to	1.35	4.79	to	4.79
12/31/2023	78,260	12.98	to	12.98	1,015,735	1.17	1.35	to	1.35	5.80	to	5.80
12/31/2022	89,036	12.27	to	12.27	1,092,227	1.06	1.35	to	1.35	(18.40)	to	(18.40)
12/31/2021	90,229	15.03	to	15.03	1,356,437	1.02	1.35	to	1.35	2.81	to	2.81
12/31/2020	101,984	14.62	to	14.62	1,491,205	1.40	1.35	to	1.35	8.42	to	8.42

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	26,799	$16.93	to	$16.93	$453,620	3.64%	1.35%	to	1.35%	10.15%	to	10.15%
12/31/2023	28,820	15.37	to	15.37	442,863	0.91	1.35	to	1.35	12.41	to	12.41
12/31/2022	27,461	13.67	to	13.67	375,378	-	1.35	to	1.35	(19.12)	to	(19.12)
12/31/2021	28,432	16.90	to	16.90	480,551	-	1.35	to	1.35	7.75	to	7.75
12/31/2020	24,275	15.69	to	15.69	380,802	4.00	1.35	to	1.35	7.63	to	7.63
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024	315,311	15.60	to	15.60	4,917,522	2.23	1.35	to	1.35	7.60	to	7.60
12/31/2023	316,774	14.49	to	14.49	4,591,323	1.46	1.35	to	1.35	11.69	to	11.69
12/31/2022	328,727	12.98	to	12.98	4,266,054	1.54	1.35	to	1.35	(15.41)	to	(15.41)
12/31/2021	335,962	15.34	to	15.34	5,154,311	1.26	1.35	to	1.35	7.89	to	7.89
12/31/2020	319,816	14.22	to	14.22	4,547,851	2.03	1.35	to	1.35	2.79	to	2.79
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2024	269,977	13.65	to	13.65	3,684,615	2.52	1.35	to	1.35	5.25	to	5.25
12/31/2023	282,510	12.97	to	12.97	3,663,192	1.82	1.35	to	1.35	9.11	to	9.11
12/31/2022	280,218	11.88	to	11.88	3,330,019	1.60	1.35	to	1.35	(13.01)	to	(13.01)
12/31/2021	278,281	13.66	to	13.66	3,801,538	1.64	1.35	to	1.35	1.38	to	1.38
12/31/2020	276,194	13.47	to	13.47	3,721,597	2.11	1.35	to	1.35	3.51	to	3.51
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024	181,512	19.36	to	19.36	3,514,724	1.83	1.35	to	1.35	11.70	to	11.70
12/31/2023	178,167	17.34	to	17.34	3,088,579	1.48	1.35	to	1.35	16.11	to	16.11
12/31/2022	181,960	14.93	to	14.93	2,716,779	1.40	1.35	to	1.35	(15.66)	to	(15.66)
12/31/2021	175,571	17.70	to	17.70	3,108,267	0.89	1.35	to	1.35	12.52	to	12.52
12/31/2020	185,343	15.73	to	15.73	2,916,248	1.84	1.35	to	1.35	2.82	to	2.82
TA International Focus Initial Class
12/31/2024	1,254,810	12.05	to	12.05	15,123,847	2.29	1.35	to	1.35	(2.39)	to	(2.39)
12/31/2023	1,426,880	12.35	to	12.35	17,618,121	1.94	1.35	to	1.35	11.03	to	11.03
12/31/2022	1,675,665	11.12	to	11.12	18,634,634	2.97	1.35	to	1.35	(21.11)	to	(21.11)
12/31/2021	1,797,151	14.10	to	14.10	25,335,072	1.21	1.35	to	1.35	9.33	to	9.33
12/31/2020	2,025,811	12.89	to	12.89	26,120,964	2.24	1.35	to	1.35	19.28	to	19.28
TA Janus Balanced Service Class
12/31/2024	156,547	17.97	to	17.22	2,753,722	1.72	1.25	to	1.90	13.42	to	12.68
12/31/2023	165,248	15.85	to	15.28	2,573,888	1.16	1.25	to	1.90	13.59	to	12.86
12/31/2022	152,839	13.95	to	13.54	2,102,698	0.84	1.25	to	1.90	(17.86)	to	(18.27)
12/31/2021	161,619	16.97	to	16.57	2,712,645	1.14	1.25	to	1.75	14.01	to	13.44
12/31/2020	163,023	14.89	to	14.61	2,405,758	1.51	1.25	to	1.75	12.89	to	12.33
TA Janus Mid-Cap Growth Service Class
12/31/2024	469,901	31.55	to	29.46	14,300,553	-	1.25	to	1.90	12.64	to	11.91
12/31/2023	560,805	28.01	to	26.32	15,210,217	-	1.25	to	1.90	15.35	to	14.61
12/31/2022	643,620	24.28	to	22.97	15,188,952	-	1.25	to	1.90	(18.03)	to	(18.44)
12/31/2021	713,855	29.60	to	28.16	20,602,914	0.10	1.25	to	1.75	15.54	to	14.96
12/31/2020	837,142	25.62	to	24.49	20,963,332	0.04	1.25	to	1.75	17.45	to	16.87
TA JPMorgan Enhanced Index Initial Class
12/31/2024	6,353,718	24.97	to	23.97	156,840,599	0.68	1.15	to	1.80	22.81	to	22.01
12/31/2023	55,624	20.33	to	19.65	1,114,893	0.82	1.15	to	1.80	26.21	to	25.39
12/31/2022	59,404	16.11	to	15.67	946,648	0.64	1.15	to	1.80	(19.35)	to	(19.75)
12/31/2021	66,563	19.96	to	19.53	1,317,798	0.81	1.15	to	1.65	28.63	to	27.99
12/31/2020	78,583	15.52	to	15.26	1,211,504	1.45	1.15	to	1.65	18.79	to	18.20
TA Market Participation Strategy Service Class
12/31/2024	61,451	20.03	to	20.03	1,230,767	1.65	1.35	to	1.35	13.39	to	13.39
12/31/2023	54,744	17.66	to	17.66	966,997	0.41	1.35	to	1.35	10.06	to	10.06
12/31/2022	52,574	16.05	to	16.05	843,775	0.03	1.35	to	1.35	(16.44)	to	(16.44)
12/31/2021	50,385	19.21	to	19.21	967,710	0.50	1.35	to	1.35	12.92	to	12.92
12/31/2020	50,586	17.01	to	17.01	860,449	0.30	1.35	to	1.35	18.72	to	18.72

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Morgan Stanley Global Allocation Service Class
12/31/2024		13,434	$13.49	to	$13.45	$180,671	4.66%	1.55%	to	1.59%	5.21%	to	5.17%
12/31/2023		13,445	12.82	to	12.79	171,939	-	1.55	to	1.59	11.94	to	11.90
12/31/2022		14,420	11.45	to	11.43	164,793	0.10	1.55	to	1.59	(19.03)	to	(19.06)
12/31/2021		15,058	14.15	to	14.12	212,600	0.46	1.55	to	1.59	6.51	to	6.47
12/31/2020		16,372	13.28	to	13.26	217,107	1.06	1.55	to	1.59	16.52	to	16.47
TA Multi-Managed Balanced Service Class
12/31/2024		49,721	17.80	to	17.06	864,405	1.70	1.25	to	1.90	13.21	to	12.47
12/31/2023		44,584	15.73	to	15.17	688,072	1.52	1.25	to	1.90	16.97	to	16.21
12/31/2022		32,350	13.45	to	13.05	428,878	0.98	1.25	to	1.90	(17.59)	to	(18.00)
12/31/2021		27,333	16.30	to	15.92	439,996	0.95	1.25	to	1.75	15.34	to	14.76
12/31/2020		28,822	14.13	to	13.87	403,268	1.26	1.25	to	1.75	14.17	to	13.60
TA Small/Mid Cap Value Service Class
12/31/2024		729,193	33.05	to	30.27	23,018,327	0.76	1.25	to	1.90	7.21	to	6.51
12/31/2023		827,310	30.82	to	28.42	24,450,643	0.82	1.25	to	1.90	10.76	to	10.04
12/31/2022		912,306	27.83	to	25.82	24,438,311	0.33	1.25	to	1.90	(9.73)	to	(10.18)
12/31/2021		1,103,149	30.81	to	28.75	32,818,948	0.48	1.25	to	1.75	26.23	to	25.60
12/31/2020		1,399,631	24.41	to	22.89	33,058,726	1.01	1.25	to	1.75	2.45	to	1.94
TA T. Rowe Price Small Cap Initial Class
12/31/2024		501,927	18.44	to	17.71	8,989,579	-	1.15	to	1.80	11.48	to	10.76
12/31/2023		565,905	16.54	to	15.99	9,129,673	-	1.15	to	1.80	19.82	to	19.04
12/31/2022		642,403	13.81	to	13.43	8,685,126	-	1.15	to	1.80	(23.33)	to	(23.72)
12/31/2021		659,370	18.00	to	17.61	11,666,579	-	1.15	to	1.65	10.10	to	9.55
12/31/2020		725,347	16.35	to	16.07	11,704,719	-	1.15	to	1.65	22.15	to	21.54
TA TSW International Equity Service Class
12/31/2024		183,713	12.20	to	11.71	2,193,796	2.75	1.15	to	1.80	1.93	to	1.27
12/31/2023		178,340	11.96	to	11.56	2,096,761	0.83	1.15	to	1.80	13.94	to	13.21
12/31/2022		203,638	10.50	to	10.21	2,109,491	3.09	1.15	to	1.80	(15.68)	to	(16.10)
12/31/2021		226,727	12.44	to	12.17	2,792,334	1.66	1.15	to	1.65	11.91	to	11.35
12/31/2020		262,571	11.12	to	10.93	2,896,657	2.98	1.15	to	1.65	4.99	to	4.46
TA WMC US Growth Initial Class
12/31/2024		21,941	49.68	to	45.51	1,051,671	0.01	1.15	to	1.80	27.51	to	26.68
12/31/2023	(1)	25,569	38.96	to	35.92	962,970	0.04	1.15	to	1.80	-	to	-
TA WMC US Growth Service Class
12/31/2024		642,117	49.49	to	45.33	30,363,799	-	1.15	to	1.80	27.21	to	26.39
12/31/2023		885,216	38.90	to	35.86	33,030,119	-	1.15	to	1.80	40.11	to	39.20
12/31/2022		1,154,315	27.76	to	25.76	30,860,459	-	1.15	to	1.80	(32.35)	to	(32.69)
12/31/2021		1,070,497	41.01	to	38.27	42,407,452	-	1.15	to	1.65	19.00	to	18.40
12/31/2020		1,286,454	34.46	to	32.33	42,928,025	-	1.15	to	1.65	35.37	to	34.70
Wanger Acorn
12/31/2024		208,042	42.19	to	37.99	8,300,591	-	1.25	to	1.90	12.75	to	12.02
12/31/2023		246,668	37.42	to	33.92	8,767,091	-	1.25	to	1.90	20.23	to	19.45
12/31/2022		281,626	31.13	to	28.39	8,357,023	-	1.25	to	1.90	(34.34)	to	(34.67)
12/31/2021		287,666	47.37	to	43.46	13,008,027	0.74	1.25	to	1.75	7.55	to	7.01
12/31/2020		311,316	44.04	to	40.61	13,128,513	-	1.25	to	1.75	22.69	to	22.07
Wanger International
12/31/2024		1,200,028	15.26	to	13.91	17,465,653	1.38	1.25	to	1.90	(9.40)	to	(9.99)
12/31/2023		1,232,699	16.84	to	15.45	19,872,877	0.32	1.25	to	1.90	15.51	to	14.76
12/31/2022		1,329,373	14.58	to	13.46	18,628,060	0.89	1.25	to	1.90	(34.72)	to	(35.04)
12/31/2021		1,192,700	22.32	to	20.73	25,662,658	0.57	1.25	to	1.75	17.33	to	16.75
12/31/2020		1,436,353	19.02	to	17.75	26,398,450	2.21	1.25	to	1.75	12.94	to	12.38

(1)	See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

6.  Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TSW International Equity Service Class	-0.10%
TA WMC US Growth Initial Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

8.  Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9.  Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.